NATIONS                                                               [GRAPHIC]
  FUNDS
                                                 Investments For A Lifetime[SM]


              GOVERNMENT                               Nations
                                                       Short-Term
                                                       Income Fund

              & CORPORATE                              Nations
                                                       Short-Intermediate
                                                       Government Fund

              BOND FUNDS                               Nations
                                                       Government
                                                       Securities Fund

                                                       Nations
                                                       Strategic
                                                       Fixed Income Fund

                                                       Nations
                                                       U.S. Government
                                                       Bond Fund

                                                       Nations
                                                       Diversified
                                                       Income Fund

                                                       Nations
                                                       Global Government
                                                       Income Fund

              Semi-Annual Report For The Period
              Ended September 30, 1997

This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by   [GRAPHIC DEPICTING BASKETS]
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners and Boatmen's Capital
Management, Inc.


----------------------------------
           NOT FDIC
           INSURED
----------------------------------
       MAY LOSE VALUE
----------------------------------
       NO BANK GUARANTEE
----------------------------------

NATIONS FUNDS

DEAR SHAREHOLDER:

The capital markets, particularly the U.S. stock markets, have continued to surprise participants with solid investment returns through the first nine months of 1997. But as we had anticipated in January, the markets have become more volatile than in the previous two years. Stock investors have experienced more daily swings exceeding one percent of value than at any time in the 1990s. Bond investors have seen yields move up and down in a broad range for most of the year. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts.

Investors have continued to benefit from the outstanding economic conditions in the U.S. Employment is high and jobs are being produced at a 200,000-plus rate monthly. The growth rate for the U.S. economy has exceeded three percent in real terms (after inflation) for the past four quarters. Corporate profits are exceeding Wall Street estimates and should finish the year up about twelve percent, which would make 1997 a record sixth consecutive year of double-digit profit growth. Inflation is perhaps the biggest surprise of all: retail inflation has registered a benign 2.2 percent for the past year, and wholesale inflation has actually dropped over the same period.

As we have noted, investors have been the beneficiaries of strong economic and market conditions over the past three years. However, we do not subscribe to the notion that the historical business cycle has been "repealed." Indeed, we encourage investors to maintain reasonable expectations about the future. A recent national survey of 750 mutual fund investors conducted by Montgomery Asset Management found that those shareholders surveyed anticipated average annual returns of 34 percent on their investments over the next decade. Such results, roughly triple the average annual return from stocks over the past 60 years, demonstrate the strong exuberance in the marketplace and give us some cause for concern. We believe investors should temper their expectations of the future and enjoy the rewards of the recent past.

That being said, there is little on the horizon that would suggest trouble for investors as 1997 draws to a close. We believe that the pattern of the past several years will continue to hold true and should produce a reasonable investment environment as we move into the new year. The economy continues its vigorous pace, monetary policy is neutral, inflation is virtually absent, and the profit picture remains intact. However, any changes on any of these fronts could translate into market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' investment objectives.

Sincerely,

/s/ A. Max Walker                         /s/ Mark Williamson
A. Max Walker                             Mark Williamson
President and Chairman of the Board       President, NationsBanc Advisors, Inc.

September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

NATIONS FUNDS
Nations Short-Term Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.4%
$10,300,000     Banc One Credit Card Master
                  Trust, Series 1994-C, Class A,
                  7.800% 11/15/98...............   $ 10,470,568
  7,900,000     BankBoston Revenue,
                  6.480% 07/15/08...............      7,951,848
 11,000,000     Chase Manhattan Auto Owner
                  Trust, Series 1996-C, Class
                  A4,
                  6.150% 03/15/02...............     10,996,480
  7,000,000     Discover Card Master Trust,
                  Series 1995-2, Class A,
                  6.550% 02/15/03...............      7,061,250
  9,345,000     EQCC Home Equity Loan Trust,
                  Series 1996-2, Class A2,
                  6.700% 09/15/08...............      9,409,247
  9,000,000     Fingerhut Metris Master Trust,
                  Series 1996-1, Class A,
                  6.450% 02/20/02...............      9,056,250
  6,000,000     Green Tree Financial
                  Corporation, Series 1996-9,
                  Class A2,
                  6.250% 01/15/28...............      6,009,360
  6,350,000     Household Affinity Credit Card
                  Master Trust I, Series 1993-1,
                  Class B,
                  5.300% 09/15/00...............      6,264,656
 10,500,000     IMC Home Equity Loan Trust,
                  Series 1997-1, Class A3,
                  6.820% 10/25/11...............     10,575,474
  5,119,111     Keystone Auto Grantor Trust,
                  Series 1996-B, Class A,
                  6.150% 04/15/03**.............      5,128,709
 10,400,000     Premier Auto,
                  6.320% 03/06/02...............     10,448,755
  5,500,000     Prime Credit Card Master Trust,
                  Series 1992-2, Class B2,
                  7.950% 11/15/02...............      5,663,240
  5,350,000     Sears Credit Account Master
                  Trust, Series 1995-4, Class A,
                  6.250% 01/15/03...............      5,360,004
 10,300,000     Spiegel Master Trust, Series
                  1995-A, Class A,
                  7.500% 09/15/04...............     10,618,661
  5,150,000     Standard Credit Card Market,
                  Series 1993-3, Class A,
                  5.500% 02/07/00...............      5,114,568
                                                   ------------
                TOTAL ASSET-BACKED SECURITIES
                  (Cost $119,964,811)...........    120,129,070
                                                   ============
CORPORATE BONDS AND NOTES -- 51.9%
                BANKING -- 6.0%
  9,142,000     Chemical Bank (N.Y.)
                  Corporation, 9.750%
                  06/15/99......................      9,671,687
  9,600,000     First Chicago NBD Corporation,
                  Sr. Notes,
                  6.250% 07/21/00...............      9,591,360
  9,000,000     Union Planters National Bank,
                  Notes,
                  6.470% 10/29/99...............      9,048,080
                                                   ------------
                                                     28,311,127
                                                   ------------

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
                BROKERAGE -- 9.2%
$ 3,400,000     Goldman Sachs Group, L.P.,
                  Notes, 6.875% 09/15/99**......   $  3,446,104
  8,475,000     Lehman Brothers Holdings Inc.,
                  MTN,
                  6.850% 10/08/99...............      8,577,463
  5,000,000     Merrill Lynch & Company, MTN,
                  6.475% 03/01/00...............      5,027,750
                Paine Webber Group, Inc., Sr.
                  Notes:
  2,500,000     6.250% 06/15/98.................      2,504,700
  8,800,000     7.700% 02/11/00.................      9,066,200
  4,500,000     Salomon Inc., MTN,
                  9.000% 02/15/99...............      4,669,650
 10,000,000     Smith Barney Holdings, Inc.,
                  Notes, 5.625% 11/15/98........      9,954,500
                                                   ------------
                                                     43,246,367
                                                   ------------
                CAPTIVE FINANCE -- 2.1%
  9,850,000     AT&T Capital Corporation, MTN,
                  5.650% 01/15/99...............      9,786,566
                                                   ------------
                FINANCIAL -- 22.1%
  7,100,000     Aristar, Inc., Notes,
                  6.125% 12/01/00...............      7,052,004
  8,500,000     Associates Corporation N.A.,
                  6.375% 06/15/00...............      8,532,045
  9,300,000     Banponce Financial Corporation,
                  MTN,
                  6.560% 04/22/99...............      9,375,516
  6,700,000     Bear Stearns Companies, Inc.,
                  MTN,
                  6.560% 06/20/00...............      6,754,002
 11,000,000     Chrysler Financial Corporation,
                  Notes,
                  6.375% 01/28/00...............     11,047,960
  7,000,000     Dean Witter Discover and
                  Company, MTN,
                  7.580% 06/11/01...............      7,245,000
                Finova Capital Corporation,
                  Notes:
  3,000,000     6.380% 04/15/99.................      3,016,890
  6,500,000     6.250% 08/15/00.................      6,495,060
  1,950,000     Fletcher Challenge Finance USA,
                  9.800% 06/15/98...............      2,000,076
  9,150,000     General Motors Association
                  Corporation, MTN,
                  7.375% 07/20/98...............      9,248,912
  8,850,000     Heller Financial, Inc., MTN,
                  6.510% 09/20/99...............      8,918,411
  4,500,000     Norwest Financial Inc., Sr.
                  Notes,
                  8.375% 01/15/00...............      4,599,810
 10,000,000     NYNEX, MTN,
                  6.720% 06/15/98**.............     10,065,000
  1,850,000     PACCAR Financial Corporation,
                  5.910% 10/15/99...............      1,839,769
  8,000,000     Salomon Inc.,
                  7.000% 05/15/99...............      8,095,680
                                                   ------------
                                                    104,286,135
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
                INDEPENDENT FINANCE -- 1.7%
                North American Mortgage Company,
                  MTN:
$ 2,500,000     5.800% 11/02/98.................   $  2,492,500
  5,500,000     5.840% 11/04/98.................      5,485,975
                                                   ------------
                                                      7,978,475
                                                   ------------
                INDUSTRIAL -- 8.8%
 10,000,000     Comdisco, Inc., MTN,
                  6.470% 09/30/98...............     10,036,400
  3,000,000     Crane Company, Notes,
                  7.250% 06/15/99...............      3,052,380
  8,140,000     News America Holdings Inc., Sr.
                  Notes,
                  7.500% 03/01/00...............      8,345,128
  6,250,000     PDV America, Inc., Sr. Notes,
                  7.750% 08/01/00...............      6,439,125
 10,000,000     Time Warner-Pats,
                  4.900% 07/29/99**.............      9,746,100
  4,000,000     Unocal Corporation, MTN,
                  8.810% 05/18/98...............      4,066,680
                                                   ------------
                                                     41,685,813
                                                   ------------
                RETAIL -- 0.2%
  1,130,000     Sears, Roebuck & Company, MTN,
                  9.230% 08/06/98...............      1,159,617
                                                   ------------
                UTILITY -- ELECTRIC -- 1.8%
  8,299,000     Columbia Gas System, Series A,
                  6.390% 11/28/00...............      8,324,312
                                                   ------------
                TOTAL CORPORATE BONDS AND NOTES
                  (Cost $244,188,308)...........    244,778,412
                                                   ============
FOREIGN BONDS AND NOTES -- 5.2%
  8,000,000     Bladex, Notes,
                  7.000% 09/24/99**.............      8,096,320
  7,000,000     Corporacion Andina De Fomento,
                  Eurobonds,
                  6.625% 10/14/98**.............      7,035,882
  9,500,000     Skandia Capital AB, Guaranteed
                  Eurobonds,
                  6.000% 11/02/98...............      9,494,300
                                                   ------------
                TOTAL FOREIGN BONDS AND NOTES
                  (Cost $24,272,731)............     24,626,502
                                                   ============

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
MORTGAGE-BACKED SECURITY -- 3.2%
  (Cost $15,527,077)
$15,365,153     Federal National Mortgage
                  Association (FNMA)
                  Certificate, 6.000%
                  11/01/03......................   $ 15,245,121
                                                   ============
U.S. TREASURY OBLIGATIONS -- 13.5%
                U.S. Treasury Notes:
 62,300,000     5.875% 01/31/99.................     62,397,188
  1,100,000     6.875% 07/31/99.................      1,119,591
                                                   ------------
                TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $63,093,234)............     63,516,779
                                                   ============
                TOTAL SECURITIES (Cost
                  $467,046,161).................    468,295,884
                                                   ============
REPURCHASE AGREEMENT -- 0.6%
                               (Cost $2,818,000)
  2,818,000    Agreement with Smith Barney,
                 5.480% dated 09/30/97 to be
                 repurchased at $2,818,429 on
                 10/01/97, collateralized by:
                 $1,199,971 U.S. Treasury Note,
                 7.375% due 11/15/97; $327,365
                 U.S. Treasury Bond, 11.250% due
                 02/15/15; $843,549 Resolution
                 Funding Corporation, Strips,
                 Principal Only, due 04/15/05;
                 $604,967 GNMA, 6.000% due
                 05/20/27.......................      2,818,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $469,864,161*)..................   99.8%    471,113,884
OTHER ASSETS AND LIABILITIES (NET)......    0.2         814,317
                                          -----    ------------
NET ASSETS..............................  100.0%   $471,928,201
                                          =====    ============

---------------
*  Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities
   Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ABBREVIATION:

MTN  Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

   PRINCIPAL                                           VALUE
    AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATION -- 0.1%
  (Cost $442,032)
$       417,996    Drexel Burnham Lambert, Series
                     S, Class 2,
                     9.000% 08/01/18.............   $    418,125
                                                    ============
GOVERNMENT GUARANTEED BOND -- 0.2%
  (Cost $1,291,378)
      1,280,000    Second Attransco Tanker
                     Corporation, Series A,
                     8.500% 06/15/02.............      1,306,381
                                                    ============
MORTGAGE-BACKED SECURITIES -- 42.7%
                   FEDERAL HOME LOAN MORTGAGE
                     CORPORATION (FHLMC)
                     CERTIFICATES -- 5.6%
         17,162    6.500% 09/01/03...............         17,126
     14,847,000    6.500% 02/01/27...............     14,485,030
      1,770,154    REMIC, Series 1361, Class C,
                     6.000% 07/15/04.............      1,766,826
                   30 Year Gold Pass Thru:
     12,649,480    7.000% 12/01/25...............     12,633,668
      7,070,000    7.000% 09/01/27...............      7,052,325
                                                    ------------
                                                      35,954,975
                                                    ------------
                   FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
                     CERTIFICATES -- 31.5%
      1,700,000    8.150% 05/11/98...............      1,721,522
     19,500,000    7.780% 09/29/06...............     19,952,595
     27,000,000    7.550% 03/27/07...............     27,545,535
     16,400,000    6.500% 09/17/11...............     16,282,084
      4,469,944    9.000% 04/01/16...............      4,746,052
      3,796,922    6.500% 04/01/26...............      3,699,607
      8,871,134    7.500% 02/01/27...............      9,018,040
      8,300,000    7.000% 06/30/12, TBA+.........      8,377,854
     14,900,000    7.500% 10/01/27, TBA+.........     15,146,744
                   Discount notes:
     50,000,000    5.510% 11/21/97++.............     49,610,500
     46,000,000    5.517% 11/24/97++.............     45,620,500
                                                    ------------
                                                     201,721,033
                                                    ------------
                   GOVERNMENT NATIONAL MORTGAGE
                     ASSOCIATION (GNMA)
                     CERTIFICATES -- 5.6%
      3,798,782    8.500% 02/15/05 - 08/15/08 (26
                     Pools)......................      4,012,543
      4,629,903    7.500% 02/15/24...............      4,722,501
      8,855,845    7.500% 04/15/24...............      9,032,962
      3,838,768    7.500% 04/15/26...............      3,904,718
      5,800,000    8.500% 01/31/27, TBA+.........      6,068,250
      7,500,000    8.000% 05/27/27, TBA+.........      7,753,125
         96,159    GNMA II/GNMA I,
                   8.500% 07/15/08...............        101,395
                                                    ------------
                                                      35,595,494
                                                    ------------
                   TOTAL MORTGAGE-BACKED
                     SECURITIES
                     (Cost $271,499,235).........    273,271,502
                                                    ============
U.S. GOVERNMENT AGENCY SECURITIES -- 0.2%
                   Student Loan Marketing
                     Association (SLMA):
        500,000    4.635% 06/01/98+++............        499,435
      1,000,000    5.280% 08/02/99+++............        996,600
                                                    ------------
                   TOTAL U.S. GOVERNMENT AGENCY
                     SECURITIES
                     (Cost $1,499,426)...........      1,496,035
                                                    ============

   PRINCIPAL                                           VALUE
    AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 65.9%
                   U.S. TREASURY BOND -- 23.9%
$   151,400,000    6.250% 02/28/02...............   $152,795,908
                                                    ------------
                   U.S. TREASURY NOTES -- 42.0%
    136,000,000    6.375% 04/30/99...............    137,211,760
     28,000,000    7.125% 02/29/00...............     28,778,680
      8,800,000    6.375% 05/15/00...............      8,904,456
     42,000,000    5.625% 02/28/01...............     41,586,720
     11,000,000    6.625% 05/15/07...............     11,360,910
     41,000,000    6.125% 08/15/07...............     41,019,270
                                                    ------------
                                                     268,861,796
                                                    ------------
                   TOTAL U.S. TREASURY
                     OBLIGATIONS
                     (Cost $419,600,837).........    421,657,704
                                                    ============
                   TOTAL SECURITIES
                     (Cost $694,332,908).........    698,149,747
                                                    ============
REPURCHASE AGREEMENT -- 0.2%
  (Cost $960,000)
        960,000    Agreement with Smith Barney,
                     5.480% dated 09/30/97, to be
                     repurchased at $960,146 on
                     10/01/97, collateralized by:
                     $408,791 U.S. Treasury Note,
                     7.375% due 11/15/97;
                     $111,522 U.S. Treasury Bond,
                     11.250% due 02/15/15;
                     $287,369 Resolution Funding
                     Corporation, Strips,
                     Principal Only, due
                     04/15/05; $206,092 GNMA,
                     6.000% due 05/20/27.........       960,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $695,292,908*)..................  109.3%    699,109,747
OTHER ASSETS AND LIABILITIES (NET)......   (9.3)    (59,393,660)
                                          -----    ------------
NET ASSETS..............................  100.0%   $639,716,087
                                          =====    ============

---------------
  * Aggregate cost for Federal tax purposes.
  + Security purchased on a when-issued or delayed delivery basis (Note 1).
 ++ Rate represents annualized yield at date of purchase.
+++ Variable rate security. The interest rate shown reflects the rate in effect at September 30, 1997.

ABBREVIATIONS:

Gold     Payments are on accelerated 45 day payment cycle
         instead of regular 75 day cycle
REMIC    Real Estate Mortgage Investment Conduit
TBA      To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 37.0%
                FEDERAL HOME LOAN MORTGAGE
                  CORPORATION (FHLMC)
                  CERTIFICATES -- 3.5%
$    269,665    7.500% 08/01/08 - 06/01/09 (2
                  Pools)........................   $    276,952
   2,707,324    8.000% 08/01/07 - 05/01/17 (5
                  Pools)........................      2,799,792
     595,174    8.500% 02/01/08 - 06/01/17 (5
                  Pools)........................        622,725
     536,195    9.000% 05/01/09 - 12/01/16 (2
                  Pools)........................        570,844
     653,471    9.500% 04/01/18 - 06/01/21 (4
                  Pools)........................        709,196
      72,738    10.000% 07/01/01................         76,965
                                                   ------------
                                                      5,056,474
                                                   ------------
                FEDERAL HOUSING AUTHORITY (FHA)
                  CERTIFICATE -- 2.1%
   2,975,310    Carrollon Manner,
                  7.375% 04/01/21...............      2,985,072
                                                   ------------
                FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
                  CERTIFICATES -- 22.8%
   5,000,000    5.800% 08/25/06.................      4,954,650
  15,616,196    7.500% 06/01/12 - 03/01/27 (3
                  Pools)........................     15,917,648
   4,498,080    8.000% 04/01/06 - 09/01/11 (2
                  Pools)........................      4,657,243
     175,495    8.250% 04/01/09 (2 Pools).......        182,613
   4,357,202    8.500% 12/01/11 - 12/01/26 (4
                  Pools)........................      4,552,409
   2,230,105    10.000% 04/01/14................      2,464,221
                                                   ------------
                                                     32,728,784
                                                   ------------
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
                  CERTIFICATES -- 8.5%
   1,424,093    7.000% 06/15/23 (3 Pools).......      1,428,978
   9,196,602    7.500% 02/15/04 - 03/15/24 (2
                  Pools)........................      9,380,534
     316,550    9.500% 04/15/16 - 08/15/21 (5
                  Pools)........................        344,721
     643,598    10.000% 11/15/09 - 08/15/20 (13
                  Pools)........................        716,055
     131,439    10.500% 12/15/20................        147,986
     127,387    11.750% 09/15/00 - 12/15/00 (2
                  Pools)........................        134,193
       2,813    12.750% 12/15/97................          2,961
                                                   ------------
                                                     12,155,428
                                                   ------------
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION II (GNMA II)
                  CERTIFICATE -- 0.1%
     114,428    11.000% 10/20/20................        130,405
                                                   ------------
                TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $52,375,604)............     53,056,163
                                                   ============
MUNICIPAL BOND -- 5.2%
  (Cost $7,500,000)
$  7,500,000    Texas State Department of
                  Housing and Community Affairs,
                  Single Family Revenue,
                  (Teams-Taxable-Mortgage),
                  Series C,
                  (MBIA Insured),
                  6.800% 09/01/29...............      7,518,825
                                                   ============

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
              U.S. GOVERNMENT AGENCY SECURITIES -- 10.4%
                Federal National Mortgage
                  Association, Discount notes:
   5,000,000    6.750% 10/15/97+................   $  4,989,200
   5,000,000    5.950% 01/06/98+................      4,927,400
   5,000,000    6.530% 06/29/12+................      4,985,000
                                                   ------------
                TOTAL U.S. GOVERNMENT AGENCY
                  SECURITIES
                  (Cost $14,916,365)............     14,901,600
                                                   ============
U.S. TREASURY OBLIGATIONS -- 52.8%
                U.S. TREASURY BONDS -- 28.6%
  11,000,000    7.250% 08/15/22.................     12,020,910
   7,800,000    6.250% 08/15/23.................      7,572,084
  10,000,000    6.000% 02/15/26.................      9,393,700
   4,000,000    6.625% 02/15/27.................      4,095,640
   8,000,000    6.375% 08/15/27.................      7,964,960
                                                   ------------
                                                     41,047,294
                                                   ------------
                U.S. TREASURY NOTES -- 24.2%
   4,750,000    5.875% 07/31/99.................      4,753,705
  10,000,000    5.875% 08/31/99.................     10,007,800
   9,000,000    6.250% 08/31/02.................      9,081,540
  11,000,000    6.125% 08/15/07.................     11,005,170
                                                   ------------
                                                     34,848,215
                                                   ------------
                TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $75,186,737)............     75,895,509
                                                   ============
                TOTAL SECURITIES
                  (Cost $149,978,706)...........    151,372,097
                                                   ============
REPURCHASE AGREEMENT -- 1.0%
  (Cost $1,417,000)
   1,417,000    Agreement with Smith Barney,
                  5.480% dated 09/30/97, to be
                  repurchased at $1,417,216 on
                  10/01/97, collateralized by:
                  $603,392 U.S. Treasury Note,
                  7.375% due 11/15/97; $164,612
                  U.S. Treasury Bond, 11.250%
                  due 02/15/15; $424,169
                  Resolution Funding
                  Corporation, Strips, Principal
                  Only, due 04/15/05; $304,201
                  GNMA, 6.000% due 05/20/27.....      1,417,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $151,395,706*)..................  106.4%    152,789,097
OTHER ASSETS AND LIABILITIES (NET)......   (6.4)     (9,126,373)
                                          -----    ------------
NET ASSETS..............................  100.0%   $143,662,724
                                          =====    ============

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown is the effective yield at date of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
ASSET-BACKED SECURITIES -- 16.1%
 $29,050,000    American Express Company,
                  Master Trust, Series 1994-3,
                  Class A,
                  7.850% 08/15/05..............   $   31,165,131
  15,000,000    BankBoston RV Asset Backed
                  Trust, Series1997-1, Class
                  A5,
                  6.350% 10/15/05..............       15,051,563
  21,000,000    Delta Funding Home Equity Loan
                  Trust, Series 1995-2, Class
                  A2, 6.570% 12/25/10..........       21,019,530
   8,579,000    Discover Card Master Trust,
                  Series 1996-3, Class B,
                  6.250% 08/18/08..............        8,241,159
                EQCC Home Equity Loan Trust:
  20,391,000      Series 1996-2, Class A2,
                  6.700% 09/15/08..............       20,531,188
  20,000,000      Series 1997-2, Class A5,
                  6.540% 04/15/11..............       20,112,500
  21,834,134    First Alliance Mortgage Loan
                  Trust, Series 1994-2, Class
                  A1,
                  7.625% 07/25/25..............       22,707,500
  22,000,000    IMC Home Equity Loan Trust,
                  Series 1997-1, Class A3,
                  6.820% 10/25/11..............       22,158,136
                Metris Master Trust:
  20,275,000      Series 1996-1, Class A,
                  6.450% 02/20/02..............       20,401,719
  15,000,000      Series 1996-1, Class B,
                  6.800% 02/20/02..............       15,126,450
  15,000,000      Series 1997-1, Class B,
                  7.110% 10/20/05..............       15,281,250
  30,000,000    Olympic Automobile Receivables
                  Trust, Series 1996-C, Class
                  A4, 6.800% 03/15/02..........       30,375,000
  14,600,000    Prime Credit Card Master Trust,
                  Series 1992-2, Class B2,
                  7.950% 11/15/02..............       15,033,328
  13,250,000    Spiegel Master Trust, Series
                  1994-B, Class A,
                  8.150% 06/15/04..............       13,804,844
  20,800,000    Standard Credit Card Master
                  Trust, Series 1995-9, Series
                  B,
                  6.650% 10/07/07..............       20,546,448
                WFS Financial Owner Trust:
  15,000,000      Series 1997-B, Class CTFS,
                  6.550% 10/20/04..............       15,081,900
  25,000,000      Series 1997-C, Class A3,
                  6.100% 03/20/02..............       24,976,500
                                                    ------------
                TOTAL ASSET-BACKED SECURITIES
                  (Cost $330,526,637)..........      331,614,146
                                                    ============
CORPORATE BONDS AND NOTES -- 33.1%
                BANKING AND FINANCE -- 15.8%
  10,000,000    Banco Latino America, Notes,
                  7.230% 04/17/00**............       10,216,600
  20,985,000    Banponce Financial Corporation,
                  MTN,
                  6.550% 10/10/00..............       21,113,428
  10,000,000    Bayerische LBK NY Branch,
                  6.625% 06/25/07..............       10,186,500

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
                BANKING AND FINANCE -- (CONTINUED)
                Bear Stearns Companies, Inc.:
 $15,000,000      Notes,
                  6.075% 09/24/99..............   $   14,987,400
  15,475,000      Sr. Notes,
                  6.750% 05/01/01..............       15,641,047
  20,000,000    Donaldson, Lufkin and Jenrette,
                  MTN,
                  6.310% 05/26/00..............       19,986,000
  10,000,000    First Union Institutional
                  Capital Trust I,
                  8.040% 12/01/26..............       10,265,200
  15,000,000    First USA Bank, Notes,
                  6.580% 03/17/05..............       15,079,695
  15,150,000    Ford Motor Credit Corporation,
                  MTN,
                  6.060% 12/27/00..............       15,059,554
  15,000,000    General Electric Capital
                  Corporation, MTN,
                  8.650% 05/15/09..............       17,728,200
  16,060,000    Goldman Sachs Group L.P.,
                  Notes, 6.600% 07/15/02**.....       16,122,473
                Lehman Brothers Holdings, MTN:
   7,000,000      6.890% 10/10/00..............        7,107,450
  26,700,000      6.650% 11/08/00..............       26,936,216
  20,000,000    Lehman Brothers Inc., Sr. Sub.
                  Notes,
                  7.250% 04/15/03..............       20,450,800
  10,750,000    Liberty Mutual, Notes,
                  7.875% 10/15/26**............       11,281,372
  10,000,000    New England Mutual, Notes,
                  7.875% 02/15/24**............       10,489,300
  14,150,000    Paine Webber Group Inc., MTN,
                  7.300% 10/15/03..............       14,586,103
                Salomon Inc.:
                  MTN:
  10,300,000    7.590% 01/28/00................       10,563,268
  17,500,000      6.625% 11/30/00..............       17,563,875
   9,325,000      Sr. Notes,
                  7.000% 06/15/03..............        9,462,917
  20,750,000    Travelers,
                  6.450% 10/18/99**............       20,828,643
  10,000,000    Wells Fargo Capital,
                  7.960% 12/15/26..............       10,163,400
                                                    ------------
                                                     325,819,441
                                                    ------------
                ENTERTAINMENT -- 2.1%
                Time Warner Inc., Notes:
  20,000,000      4.900% 07/29/99**............       19,492,200
  25,000,000      6.100% 12/30/01**............       24,392,250
                                                    ------------
                                                      43,884,450
                                                    ------------
                INDUSTRIAL -- 10.4%
  15,000,000    Anheuser Busch Companies Inc.,
                  Debs.,
                  7.000% 12/01/25..............       14,485,200
  19,785,000    Auburn Hills Trust
                  Certificates, Deb.,
                  12.000% 05/01/20+++..........       30,315,368
  15,000,000    British Telecommunications,
                  7.000% 05/23/07..............       15,448,350
  10,000,000    Chrysler Corporation, Deb.,
                  7.450% 02/01/2097............       10,139,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
                INDUSTRIAL -- (CONTINUED)
 $21,805,000    News America Holdings, Inc.,
                  Sr. Notes,
                  9.125% 10/15/99..............   $   22,968,733
                PDV America, Inc.:
                Gtd. Sr. Notes:
  15,000,000      7.750% 08/01/00..............       15,453,900
  20,000,000      7.875% 08/01/03..............       20,505,600
  10,000,000      Sr. Notes,
                  7.250% 08/01/98..............       10,060,300
  33,190,000    Tennessee Valley Authority,
                  Deb., 5.980% 04/01/36........       33,511,943
  15,000,000    Toyota Motor Credit,
                  7.000% 06/11/07..............       15,472,800
  15,000,000    Xerox Capital Trust I,
                  8.000% 02/01/27..............       15,364,800
  10,000,000    Zurich Capital Trust I,
                  8.376% 06/01/37**............       10,701,800
                                                    ------------
                                                     214,427,894
                                                    ------------
                RETAIL -- 2.6%
                Federated Department Stores,
                  Inc.:
                  Sr. Notes:
  15,850,000    10.000% 02/15/01...............       17,542,146
   7,650,000    8.125% 10/15/02................        8,143,960
                Sears Roebuck Acceptance
                  Corporation:
  10,000,000      7.500% 10/15/27..............        9,975,000
  16,850,000      MTN,
                  6.690% 04/30/01..............       17,038,215
                                                    ------------
                                                      52,699,321
                                                    ------------
                RETAIL -- FOOD -- 0.5%
  10,000,000    Safeway Inc., Sr. Notes,
                  7.000% 09/15/07..............       10,176,850
                                                    ------------
                TRANSPORTATION -- 0.7%
  14,000,000    Erac USA Finance Company,
                  6.950% 03/01/04**............       14,170,940
                                                    ------------
                UTILITY -- 0.5%
  10,000,000    Carolina Power and Light,
                  6.800% 08/15/07..............       10,105,500
                                                    ------------
                OIL -- 0.5%
  10,000,000    Enterprise,
                  6.700% 09/15/07..............        9,963,800
                                                    ------------
                TOTAL CORPORATE BONDS AND NOTES
                  (Cost $672,216,531)..........      681,248,196
                                                    ============
FOREIGN BONDS -- 3.2%
  20,000,000    Associates Corporation,
                  6.75% 10/31/01...............       20,180,000
  20,925,000    Bladex,
                  7.000% 09/24/99**............       21,176,937
  22,500,000    Hydro-Quebec,
                  9.000% 03/07/01..............       24,265,350
                                                    ------------
                TOTAL FOREIGN BONDS
                    (Cost $65,305,918).........       65,622,287
                                                    ============
MORTGAGE-BACKED SECURITIES -- 28.0%
                FEDERAL HOME LOAN MORTGAGE
                  CORPORATION (FHLMC)
                  CERTIFICATES -- 8.1%
  25,000,000    6.320% 07/14/00................       24,976,500
   5,017,802    9.000% 04/01/25................        5,348,123

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
                FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
                  CERTIFICATES -- (CONTINUED)
 $25,612,009    7.000% 02/01/26................   $   25,579,994
   8,193,408    6.500% 04/01/26................        7,993,653
  19,986,980    7.500% 11/01/26................       20,342,949
   5,499,212    8.500% 11/01/26................        5,746,677
  10,067,938    6.500% 01/01/27................        9,822,481
                Gold:
  11,262,478    6.500% 08/01/10................       11,235,786
  12,805,057    7.000% 08/01/11................       12,951,675
   8,727,999    7.500% 09/12/26................        8,891,649
   9,191,000    6.500% 02/01/27................        8,966,924
  24,442,000    7.000% 09/01/27................       24,380,895
                                                    ------------
                                                     166,237,306
                                                    ------------
                FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
                  CERTIFICATES -- 8.8%
  44,300,000    7.180% 10/01/03................       44,832,929
  18,489,558    7.000% 12/01/07................       18,741,201
   4,952,605    7.000% 09/01/11................        5,005,697
   9,300,000    6.500% 09/17/11................        9,233,133
   4,866,291    9.000% 08/01/24................        5,196,761
  14,730,199    7.500% 09/01/25................       15,001,824
  15,059,915    8.000% 09/15/25................       15,638,818
   4,088,071    6.500% 03/01/26................        3,983,294
  13,323,729    6.500% 04/01/26................       12,982,241
  21,999,386    7.000% 04/01/26................       21,930,528
   5,692,284    8.500% 07/01/26................        5,946,615
  19,634,447    6.500% 09/01/26................       19,131,216
   1,260,181    8.000% 09/01/26................        1,301,124
   2,300,000    7.000% 06/30/12, TBA+..........        2,321,574
                                                    ------------
                                                     181,246,955
                                                    ------------
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
                  CERTIFICATES -- 11.1%
   7,950,349    7.000% 07/15/10................        8,099,418
  13,041,142    6.500% 08/15/11................       13,024,840
  10,296,934    7.000% 10/15/11................       10,438,517
   6,017,686    8.000% 01/15/22................        6,250,871
   9,711,625    8.000% 02/15/22................       10,087,951
  13,728,948    8.000% 06/15/22................       14,260,945
  10,422,767    8.000% 07/15/22................       10,826,649
   5,603,480    8.000% 10/15/22................        5,820,615
  21,330,543    8.000% 11/15/22................       22,157,101
   7,114,601    8.000% 12/15/22................        7,390,292
   4,733,570    8.000% 03/15/23................        4,912,546
  18,627,226    7.500% 10/15/23................       19,011,319
  29,358,260    7.500% 01/15/24................       29,945,425
   4,354,413    8.500% 08/15/24................        4,563,948
   4,447,327    8.000% 10/15/24................        4,602,939
   4,583,907    8.500% 02/15/25................        4,817,365
   4,327,389    8.000% 08/15/25................        4,476,121
   4,657,291    8.500% 09/15/26................        4,872,691
  21,550,998    7.500% 11/15/26................       21,921,244
   5,041,476    8.500% 12/15/26................        5,274,644
   5,468,112    8.500% 01/15/27................        5,721,012

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
                  CERTIFICATES -- (CONTINUED)
  $3,053,870    8.500% 02/15/27................   $    3,195,111
   7,600,000    8.500% 01/31/27, TBA+..........        7,951,500
                                                  --------------
                                                     229,623,064
                                                  --------------
                TOTAL MORTGAGE-BACKED
                  SECURITIES
                  (Cost $567,862,620)..........      577,107,325
                                                  ==============

U.S. TREASURY OBLIGATIONS -- 20.8%
                U.S. TREASURY BILL -- 5.0%
 104,000,000    5.010% 12/11/1997++............      102,995,360
                                                  --------------
                U.S. TREASURY BONDS -- 10.6%
  37,100,000    6.250% 02/28/02................       37,442,062
  14,000,000    7.500% 11/15/16................       15,577,240
  60,869,000    8.125% 08/15/19................       72,405,502
  21,125,000    8.750% 08/15/20................       26,782,486
  38,325,000    7.125% 02/15/23................       41,318,949
  25,000,000    6.375% 08/15/27................       24,890,500
                                                  --------------
                                                     218,416,739
                                                  --------------
                U.S. TREASURY NOTES -- 5.2%
  24,935,000    6.375% 05/15/99................       25,157,171
  20,000,000    5.875% 07/31/99................       20,015,600
  20,205,000    6.250% 02/15/03................       20,397,554
  42,000,000    6.125% 08/15/07................       42,019,740
                                                  --------------
                                                     107,590,065
                                                  --------------
                TOTAL U.S. TREASURY OBLIGATIONS
                    (Cost $424,170,827)........      429,002,164
                                                  ==============
                TOTAL SECURITIES
                    (Cost $2,060,082,533)......    2,084,594,118
                                                  ==============
REPURCHASE AGREEMENT -- 0.7%
  (Cost $15,431,000)
  15,431,000    Agreement with Smith Barney,
                  5.480% dated 09/30/97, to be
                  repurchased at $15,433,349 on
                  10/01/97, collateralized by:
                  $6,570,883 U.S. Treasury
                  Note, 7.375% due 11/15/97;
                  $1,792,608 U.S. Treasury
                  Bond, 11.250% due 02/15/15;
                  $4,619,165 Resolution Funding
                  Corporation, Strips,
                  Principal Only, due 04/15/05;
                  $3,312,720 GNMA, 6.000% due
                  05/20/27.....................       15,431,000
                                                  ==============

                                                     VALUE
                                                    (NOTE 1)
------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $2,075,513,533*)..............  101.9%   $2,100,025,118
OTHER ASSETS AND LIABILITIES (NET)....   (1.9)      (39,661,005)
                                                 --------------
NET ASSETS............................  100.0%   $2,060,364,113
                                                 ==============

---------------
  * Aggregate cost for Federal tax purposes.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  + Security purchased on a when-issued or delayed delivery basis (Note 1).
 ++ Rate represents annualized yield at date of purchase.
+++ Step coupon bond. Current rate remains in effect through maturity date.
    Effective yield was 12.39% at acquisition date.

ABBREVIATIONS:
 Gold Payments are on accelerated 45 day payment cycle instead of regular 75 day cycle
 MTN      Medium Term Note
 TBA      To Be Announced

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations U.S. Government Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.1%
                U.S. TREASURY BOND -- 17.4%
 $23,300,000    7.500% 11/15/16.................   $ 25,924,978
                                                   ------------
                U.S. TREASURY NOTES -- 80.7%
  22,800,000    5.500% 11/15/98.................     22,746,648
  14,000,000    5.875% 01/31/99.................     14,021,840
  67,000,000    6.375% 04/30/99.................     67,596,970
  10,500,000    5.625% 11/30/00.................     10,408,125
   5,060,000    6.500% 08/31/01.................      5,149,360
                                                   ------------
                                                    119,922,943
                                                   ------------
                TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $143,759,878)...........    145,847,921
                                                   ============

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
  (Cost $436,000)
$436,000        Agreement with Smith Barney,
                  5.480% dated 09/30/97, to be
                  repurchased at $436,066 on
                  10/01/97, collateralized by:
                  $185,659 U.S. Treasury Note,
                  7.375% due 11/15/97; $50,650
                  U.S. Treasury Bond, 11.250%
                  due 02/15/15; $130,514
                  Resolution Funding
                  Corporation, Strips, Principal
                  Only, due 04/15/05; $93,600
                  GNMA 6.000% due 05/20/27......   $    436,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $144,195,878*)..................   98.4%    146,283,921
OTHER ASSETS AND LIABILITIES
  (NET).................................    1.6       2,413,938
                                          -----    ------------
NET ASSETS..............................  100.0%   $148,697,859
                                          =====    ============

---------------
* Aggregate cost for Federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 32.3%
                BANKING AND FINANCE -- 9.5%
$ 3,000,000     Conseco, Inc., Sr. Notes,
                  10.500% 12/15/04..............   $  3,580,650
  2,000,000     First Nationwide Escrow, Sr.
                  Sub. Notes,
                  10.625% 10/01/03..............      2,200,000
  2,650,000     Lehman Brothers Holdings, Inc.,
                  Notes,
                  6.890% 10/10/00...............      2,690,677
  2,700,000     Leucadia National Corporation,
                  Sr. Sub. Notes,
                  8.250% 06/15/05...............      2,854,224
  3,900,000     Morgan Stanley Finance PLC, Gtd.
                  Sub. Deb.,
                  8.030% 02/28/17...............      4,036,500
  3,200,000     Paine Webber Group, Inc., Sr.
                  Notes,
                  7.625% 10/15/08...............      3,338,560
  2,200,000     Salomon, Inc., Sr. Notes,
                  6.700% 07/05/00...............      2,217,358
  2,200,000     Security Pacific Corporation,
                  Sub. Notes,
                  11.000% 03/01/01..............      2,508,506
  2,075,000     TIG Holdings, Inc., Notes,
                  8.125% 04/15/05...............      2,201,679
  2,150,000     Western Financial Savings Bank,
                  Sub. Deb.,
                  8.500% 07/01/03...............      2,136,068
                                                   ------------
                                                     27,764,222
                                                   ------------
                BROADCASTING -- 0.7%
  2,000,000     Turner Broadcasting System,
                  Inc., Sr. Notes,
                  7.400% 02/01/04...............      2,048,140
                                                   ------------
                COMPUTER -- 0.5%
  1,500,000     Unisys Corporation, Sr. Notes,
                  10.625% 10/01/99..............      1,522,500
                                                   ------------
                CONTAINERS -- 0.7%
  1,900,000     BWAY Corporation, Sr. Sub.
                  Notes, 10.250% 04/15/07**.....      2,061,500
                                                   ------------
                ENERGY -- 0.9%
  2,000,000     Occidental Petroleum
                  Corporation, Sr. Deb.,
                  10.125% 09/15/09..............      2,520,340
                                                   ------------
                GAS -- 0.8%
  2,200,000     Louis Dreyfus Natural Gas
                  Corporation, Sr. Sub. Notes,
                  9.250% 06/15/04...............      2,403,500
                                                   ------------
                HEALTH CARE -- 4.1%
  2,100,000     Genesis Health Ventures Inc.,
                  Sr. Sub. Notes,
                  9.250% 10/01/06...............      2,147,250
  2,775,000     Healthsouth Corporation, Sr.
                  Sub. Notes,
                  9.50% 04/01/01................      2,927,625

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
                HEALTH CARE -- (CONTINUED)
                Tenet Healthcare Corporation:
$ 1,570,000     Sr. Notes,
                  8.000% 01/15/05...............   $  1,601,400
  2,525,000     Sr. Sub. Notes,
                  10.125% 03/01/05..............      2,764,875
  2,400,000     Quorum Health Group, Inc., Sr.
                  Sub. Notes,
                  8.750% 11/01/05...............      2,502,000
                                                   ------------
                                                     11,943,150
                                                   ------------
                INDUSTRIAL -- 11.5%
  2,000,000     Auburn Hills Trust Certificates,
                  Deb.,
                  12.000% 05/01/20+.............      3,064,480
  2,850,000     Barrett Resources Corporation,
                  Sr. Notes,
                  7.550% 02/01/07...............      2,903,972
  2,600,000     Fisher Scientific International,
                  Sr. Notes,
                  7.125% 12/15/05...............      2,515,214
  1,655,000     Georgia-Pacific Corporation,
                  Deb.,
                  9.950% 06/15/02...............      1,872,351
  2,000,000     Harris Corporation, Notes,
                  10.375% 12/01/18..............      2,176,840
  2,450,000     Maxus Energy Corporation, Notes,
                  9.375% 11/01/03...............      2,642,937
  3,885,000     PDV America Inc., Gtd. Sr.
                  Notes,
                  7.875% 08/01/03...............      3,983,213
  6,205,000     Tennessee Valley Authority,
                  5.880% 04/01/36...............      6,265,188
  2,775,000     Valassis Inserts Inc., Sr.
                  Notes,
                  9.375% 03/15/99...............      2,858,305
  2,585,000     Viacom Inc., Sr. Notes,
                  7.750% 06/01/05...............      2,598,597
  2,860,000     Westpoint Stevens Inc., Sr.
                  Notes,
                  8.750% 12/15/01...............      2,974,400
                                                   ------------
                                                     33,855,497
                                                   ------------
                PUBLISHING -- 1.0%
  2,575,000     News America Holdings Inc., Gtd.
                  Deb.,
                  10.125% 10/15/12..............      2,957,568
                                                   ------------
                TELECOMMUNICATIONS -- 1.7%
  2,000,000     Jones Intercable, Inc., Sr.
                  Notes,
                  9.625% 03/15/02...............      2,130,000
  2,700,000     Rogers Cablesystems Limited,
                  Deb.,
                  10.000% 12/01/07..............      2,949,750
                                                   ------------
                                                      5,079,750
                                                   ------------
                TRANSPORTATION -- 0.9%
  2,200,000     Federal Express Corporation,
                  Notes,
                  9.650% 06/15/12...............      2,713,876
                                                   ------------
                TOTAL CORPORATE BONDS AND NOTES
                  (Cost $92,822,606)............     94,870,043
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 30.4%
                FEDERAL HOME LOAN MORTGAGE
                  CORPORATION (FHLMC)
                  CERTIFICATES -- 10.5%
$ 7,576,566     7.000% 07/01/11.................   $  7,663,318
  8,080,000     6.500% 04/01/12.................      8,024,409
 14,831,533     Gold,
                7.500% 06/01/26.................     15,109,624
                                                   ------------
                                                     30,797,351
                                                   ------------
                FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
                  CERTIFICATES -- 10.5%
  1,771,820     7.000% 05/11/11.................      1,790,814
  5,492,971     6.500% 07/01/11.................      5,462,046
  5,497,424     7.000% 09/01/11.................      5,556,357
  4,009,460     7.000% 08/01/25.................      4,006,934
  1,570,510     8.500% 12/01/25.................      1,640,680
  1,852,216     6.500% 05/01/26.................      1,804,744
  4,967,133     6.500% 02/01/27.................      4,836,747
  2,564,080     7.000% 04/01/27.................      2,553,644
  1,971,797     6.500% 05/01/27.................      1,920,037
  1,163,030     9.000% 05/01/27.................      1,235,719
                                                   ------------
                                                     30,807,722
                                                   ------------
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
                  CERTIFICATES -- 9.4%
  3,800,464     8.000% 07/15/24.................      3,933,442
  1,522,424     8.500% 08/15/24.................      1,595,683
  4,702,486     8.000% 09/15/24.................      4,867,026
  3,167,227     8.500% 05/15/25.................      3,315,675
  3,960,100     7.500% 08/15/26.................      4,028,135
  4,595,346     9.000% 08/15/26.................      4,895,468
  4,885,397     8.500% 09/18/26.................      5,111,347
                                                   ------------
                                                     27,746,776
                                                   ------------
                TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $87,653,893)............     89,351,849
                                                   ============
U.S. TREASURY OBLIGATIONS -- 35.2%
                U.S. TREASURY BONDS -- 18.4%
 25,800,000     9.125% 05/15/09.................     29,782,746
 25,115,000     6.250% 08/15/23.................     24,381,140
                                                   ------------
                                                     54,163,886
                                                   ------------
                U.S. TREASURY NOTES -- 16.8%
 20,420,000     5.500% 11/15/98.................     20,372,217
 14,410,000     5.875% 01/31/99.................     14,432,480
 10,000,000     10.625% 08/15/15................     14,415,600
                                                   ------------
                                                     49,220,297
                                                   ------------
                TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $103,169,188)...........    103,384,183
                                                   ============
                TOTAL SECURITIES
                  (Cost $283,645,687)...........    287,606,075
                                                   ============

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
                               (Cost $1,964,000)
$ 1,964,000     Agreement with Smith Barney,
                  5.480% dated 09/30/97, to be
                  repurchased at $1,964,299 on
                  10/01/97, collateralized by:
                  $836,317 U.S. Treasury Note,
                  7.375% due 11/15/97; $228,156
                  U.S. Treasury Bond, 11.250%
                  due 02/15/15; $587,910
                  Resolution Funding
                  Corporation, Strips, Principal
                  Only, due 04/15/05; $421,631
                  GNMA, 6.000% due 05/20/27.....   $  1,964,000
                                                   ============
TOTAL INVESTMENTS
  (Cost $285,609,687*)..................  98.6%     289,570,075
OTHER ASSETS AND LIABILITIES
  (NET).................................    1.4       4,192,194
                                          -----    ------------
NET ASSETS..............................  100.0%   $293,762,269
                                          =====    ============

---------------
* Aggregate cost for Federal tax purposes.
**Security exempt from registration under Rule 144A of the Securities
  Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+ Step coupon bond. Current rate remains in effect through maturity date. Effective yield was 12.39% at acquisition date.

ABBREVIATION:

Gold Payments are on accelerated 45 day payment cycle instead of regular 75 day cycle.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Global Government Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

       PRINCIPAL                                     VALUE
        AMOUNT                                      (NOTE 1)
    ----------------------------------------------------------
  FOREIGN BONDS AND NOTES -- 91.7%
                       AUSTRALIA -- 3.9%
   AUD      2,200,000  New South Wales Treasury
                         Corporation,
                         7.000% 04/01/04........  $  1,674,609
                                                  ------------



                       AUSTRIA -- 5.9%
   DEM      1,500,000  Government of Austria,
                         8.000% 06/17/02........       954,827

   USD      1,500,000  KFW International
                         Finance Inc.,
                         7.500% 04/21/05........     1,589,063
                                                  ------------
                                                     2,543,890
                                                  ------------
                       BELGIUM -- 2.8%
   USD      1,250,000  Kingdom of Belgium,
                         5.500% 11/05/03........     1,203,906
                                                  ------------
                       CANADA -- 12.1%
   CAD      2,280,000  Government of Canada,
                         8.500% 03/01/00........     1,785,979

   USD      1,800,000  Province of Alberta,
                         6.250% 10/19/00........     1,812,375

   DEM      2,800,000  Province of Ontario,
                         5.000% 02/15/01........     1,598,166
                                                  ------------
                                                     5,196,520
                                                  ------------
                       CHINA -- 2.6%
   DEM      2,000,000  People's Republic of
                         China,
                         5.000% 06/26/02........     1,115,224
                                                  ------------
                       DENMARK -- 9.0%
                       Kingdom of Denmark:
   DKK     12,500,000  6.000% 12/10/99..........     1,910,602

   DKK     12,000,000  7.000% 12/15/04..........     1,927,269
                                                  ------------
                                                     3,837,871
                                                  ------------
                       FINLAND -- 3.0%
                       Republic of Finland,
                         8.000% 04/07/03........
   GBP        750,000                                1,275,496
                                                  ------------
                       FRANCE -- 6.4%
   ECU      1,500,000  Government of France,
                         6.750% 04/25/02........     1,776,193

   ECU       850,000   French Treasury Bill,
                         (BTAN 5 Year Issue),
                         5.000% 03/16/99........       949,896
                                                  ------------
                                                     2,726,089
                                                  ------------
                       GERMANY -- 13.3%
   DEM      2,250,000  DSL Finance NV,
                         5.000% 01/23/01........     1,288,316

                       Federal Republic of
                         Germany:
   DEM      1,600,000  6.375% 05/20/98..........       921,933

   DEM      2,000,000  5.750% 08/20/98..........     1,152,982

   DEM      4,050,000  5.125% 11/21/00..........     2,337,539
                                                  ------------
                                                     5,700,770
                                                  ------------

       PRINCIPAL                                     VALUE
        AMOUNT                                      (NOTE 1)
    ----------------------------------------------------------
  FOREIGN BONDS AND NOTES -- (CONTINUED)
                       GREAT BRITAIN -- 7.7%
   USD      1,950,000  Glaxo Wellcome plc,
                         6.750% 05/31/00........  $  1,981,666

   GBP        800,000  United Kingdom Treasury,
                         8.000% 12/07/00........     1,336,752
                                                  ------------
                                                     3,318,418
                                                  ------------
                       ITALY -- 3.1%
   ITL  2,200,000,000  Italian Government,
                         7.500% 10/01/99........     1,323,581
                                                  ------------
                       JAPAN -- 3.7%
   USD      1,500,000  Kansai Electric Power
                         Company Inc.,
                         7.250% 09/25/06........     1,566,562
                                                  ------------
                       MEXICO -- 2.5%
   USD      1,000,000  Mexican Global Bond,
                         9.750% 02/06/01........     1,068,125
                                                  ------------
                       NETHERLANDS -- 3.6%
   NLG      3,000,000  Government of
                         Netherlands,
                         6.500% 01/15/99........     1,553,596
                                                  ------------
                       POLAND -- 3.6%
   USD      1,500,000  Government of Poland,
                         7.125% 07/01/04........     1,522,500
                                                  ------------
                       SPAIN -- 4.6%
                       Government of Spain:
   ESP     55,000,000  12.250% 03/25/00.........       429,956

   ESP    200,000,000  8.000% 05/30/04..........     1,522,208
                                                  ------------
                                                     1,952,164
                                                  ------------
                       SUPRANATIONAL -- 3.9%
                       World Bank,
   JPY    200,000,000    4.500% 12/22/97........     1,672,951
                                                  ------------
                       TOTAL FOREIGN BONDS AND
                         NOTES
                         (Cost $40,306,133).....    39,252,272
                                                  ============
  U.S. TREASURY OBLIGATIONS -- 4.1%
                       U.S. Treasury Bonds:
   USD      1,000,000  6.000% 08/15/00..........     1,003,594

   USD        750,000  6.625% 02/15/27..........       768,135
                                                  ------------
                       TOTAL U.S. TREASURY
                         OBLIGATIONS
                         (Cost $1,751,513)......     1,771,729
                                                  ============
TOTAL INVESTMENTS
  (Cost $42,057,646*)...................   95.8%     41,024,001
OTHER ASSETS AND LIABILITIES (NET)......    4.2       1,777,884
                                          -----    ------------
NET ASSETS..............................  100.0%   $ 42,801,885
                                          =====    ============

---------------
*Aggregate cost for Federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Global Government Income Fund

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS  SEPTEMBER 30, 1997 (UNAUDITED)

                                                         CONTRACTS TO BUY
                                    ----------------------------------------------------------                     NET UNREALIZED
                                                             LOCAL                   VALUE IN      IN EXCHANGE      APPRECIATION
  MATURITY DATE                                             CURRENCY                  U.S. $       FOR U.S. $       OF CONTRACT
------------------------------------------------------------------------------------------------------------------------------
10/01/97                             2,050,497   DEM...........................     $1,160,735     $1,158,408         $  2,327
10/09/97                            85,000,000   ESP...........................        569,465        535,838           33,627
                                                                                                                      --------
                                                                                                                      $ 35,954
                                                                                                                      --------
                                                        CONTRACTS TO SELL
                                   -----------------------------------------------------------                     NET UNREALIZED
                                                             LOCAL                   VALUE IN      IN EXCHANGE      APPRECIATION
MATURITY DATE                                               CURRENCY                  U.S. $       FOR U.S. $       OF CONTRACT
------------------------------------------------------------------------------------------------------------------------------
10/01/97                            85,000,000   ESP...........................     $  569,464     $  575,101         $  5,637
10/01/97                           208,975,000   JPY...........................      1,731,789      1,742,911           11,122
                                                                                                                      --------
                                                                                                                      $ 16,759
                                                                                                                      --------
          Net Unrealized Appreciation of Forward Foreign Exchange Contracts...................................        $ 52,713
                                                                                                                      ========

                           ABBREVIATIONS OF CURRENCY
                             THAT ISSUE IS HELD IN:

AUD    Australian Dollar
CAD    Canadian Dollar
DEM    German Deutschmark
DKK    Danish Krona
ECU    European Currency Unit
ESP    Spanish Peseta
GBP    Great Britain Pound
ITL    Italian Lira
JPY    Japanese Yen
NLG    Netherland Guilder
USD    United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1997 (UNAUDITED)

                                                NATIONS                      NATIONS        NATIONS                     NATIONS
                                  NATIONS        SHORT-       NATIONS       STRATEGIC         U.S.        NATIONS       GLOBAL
                                 SHORT-TERM   INTERMEDIATE   GOVERNMENT       FIXED        GOVERNMENT   DIVERSIFIED   GOVERNMENT
                                   INCOME      GOVERNMENT    SECURITIES       INCOME          BOND         INCOME       INCOME
                                    FUND          FUND          FUND           FUND           FUND          FUND         FUND
                                 -----------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules... $471,113,884  $699,109,747  $152,789,097  $2,100,025,118  $146,283,921  $289,570,075  $41,024,001
Cash...........................          995           367           181              --           186           430       93,899
Short-term investments held as
  collateral for loaned
  securities (Note 9)..........           --    63,113,570    34,091,313      93,859,234       436,000            --    4,891,581
Interest receivable............    5,776,421     6,137,672       984,395      24,924,538     3,285,789     4,543,594    1,213,353
Net unrealized appreciation of
  forward foreign exchange
  contracts....................           --            --            --              --            --            --       52,713
Receivable for Fund shares
  sold.........................    2,142,790     1,353,086       222,301       6,275,044        25,566     1,583,228      145,097
Receivable for investment
  securities sold..............    3,193,076    31,268,026            --     218,310,837            --     2,680,785    1,731,789
Unamortized organization costs
  (Note 6).....................           --            --            --             338         7,367           338       95,138
Prepaid expenses and other
  assets.......................       22,936        17,638        75,262         193,406        42,896        46,661       34,448
                                ------------  ------------  ------------  --------------  ------------  ------------  -----------
    Total Assets...............  482,250,102   801,000,106   188,162,549   2,443,588,515   150,081,725   298,425,111   49,282,019
                                ------------  ------------  ------------  --------------  ------------  ------------  -----------
LIABILITIES:
Due to custodian...............           --            --            --         128,607            --            --           --
Payable for Fund shares
  redeemed.....................    1,322,599     1,482,696        51,924       3,315,045       163,600       260,821      200,000
Payable for investment
  securities purchased (Notes 1
  and 4).......................    6,495,060    93,347,842     9,575,418     274,343,943            --     2,708,946    1,160,735
Collateral on securities loaned
  (Note 9).....................           --    63,113,570    34,091,313      93,859,234       436,000            --    4,891,581
Investment advisory fee payable
  (Note 2).....................      116,930       214,773        59,688         862,968        38,328       119,745       24,597
Administration fee payable
  (Note 2).....................       38,977        53,693        11,938         172,593        12,315        23,949        3,514
Shareholder servicing and
  distribution fees payable
  (Note 3).....................        6,106        26,410        27,941          14,297         1,755        55,287        4,795
Transfer agent fees payable
  (Note 2).....................       15,161        12,171         7,437         103,855         8,821        29,172       19,956
Custodian fees payable (Note
  2)...........................       11,716        28,797            --          26,345         7,130           344        2,770
Dividends payable..............    2,238,659     2,894,720       645,085      10,113,988       646,986     1,380,998      137,863
Accrued Trustees'/Directors'
  fees and expenses (Note 2)...       12,688        30,743         5,813          62,077           994        13,524        8,694
Accrued expenses and other
  payables.....................       64,005        78,604        23,268         221,450        67,937        70,056       25,629
                                ------------  ------------  ------------  --------------  ------------  ------------  -----------
    Total Liabilities..........   10,321,901   161,284,019    44,499,825     383,224,402     1,383,866     4,662,842    6,480,134
                                ------------  ------------  ------------  --------------  ------------  ------------  -----------
NET ASSETS..................... $471,928,201  $639,716,087  $143,662,724  $2,060,364,113  $148,697,859  $293,762,269  $42,801,885
   vz                           ============  ============  ============  ==============  ============  ============  ===========
Investments, at cost........... $469,864,161  $695,292,908  $151,395,706  $2,075,513,533  $144,195,878  $285,609,687  $42,057,646
                                ============  ============  ============  ==============  ============  ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)                                              SEPTEMBER 30, 1997 (UNAUDITED)

                                           NATIONS                        NATIONS         NATIONS                       NATIONS
                            NATIONS         SHORT-        NATIONS        STRATEGIC          U.S.         NATIONS        GLOBAL
                           SHORT-TERM    INTERMEDIATE    GOVERNMENT        FIXED         GOVERNMENT    DIVERSIFIED    GOVERNMENT
                             INCOME       GOVERNMENT     SECURITIES        INCOME           BOND          INCOME        INCOME
                              FUND           FUND           FUND            FUND            FUND           FUND          FUND
                           -----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net
  investment income/
  (distributions in
  excess of net
  investment income)....  $      6,369   $     33,130   $   (340,498)  $        1,890   $     (1,069)  $     38,183   $   (38,969)
Accumulated net realized
  gain/(loss) on
  investments sold......    (7,171,238)   (19,600,535)    (9,567,064)      (5,483,996)     1,608,867     (2,522,167)       45,483
Net unrealized
  appreciation/
  (depreciation) of
  investments...........     1,249,723      3,816,839      1,393,391       24,511,585      2,088,043      3,960,388    (1,144,391)
Paid-in capital.........   477,843,347    655,466,653    152,176,895    2,041,334,634    145,002,018    292,285,865    43,939,762
                          ------------   ------------   ------------   --------------   ------------   ------------   -----------
                          $471,928,201   $639,716,087   $143,662,724   $2,060,364,113   $148,697,859   $293,762,269   $42,801,885
                          ============   ============   ============   ==============   ============   ============   ===========
NET ASSETS:
Primary A Shares........  $452,081,056   $563,498,464   $ 95,767,931   $2,022,295,719   $146,077,705   $212,876,250   $27,526,033
                          ============   ============   ============   ==============   ============   ============   ===========
Primary B Shares........  $    512,532   $ 16,089,499   $    589,303   $   21,583,113   $         --   $    243,199   $      9.85
                          ============   ============   ============   ==============   ============   ============   ===========
Investor A Shares.......  $ 10,420,665   $ 43,114,766   $ 10,922,796   $   13,189,918   $  1,118,315   $ 11,477,200   $15,103,751
                          ============   ============   ============   ==============   ============   ============   ===========
Investor B Shares
  (formerly Investor N
  Shares)...............  $  4,814,482   $ 10,270,129   $ 34,811,376   $    2,041,896   $      5,260   $ 66,512,404   $   162,627
                          ============   ============   ============   ==============   ============   ============   ===========
Investor C Shares.......  $  4,099,466   $  6,743,229   $  1,571,318   $    1,253,467   $  1,496,579   $  2,653,216   $     9,464
                          ============   ============   ============   ==============   ============   ============   ===========
SHARES OUTSTANDING:
Primary A Shares........    46,279,243    137,833,114      9,891,623      202,843,962     14,046,091     20,420,754     2,793,666
                          ============   ============   ============   ==============   ============   ============   ===========
Primary B Shares........        52,468      3,935,832         60,859        2,165,058             --         23,330             1
                          ============   ============   ============   ==============   ============   ============   ===========
Investor A Shares.......     1,066,852     10,546,749      1,128,241        1,323,007        107,532      1,101,005     1,532,921
                          ============   ============   ============   ==============   ============   ============   ===========
Investor B Shares.......       492,855      2,512,279      3,595,696          204,830            506      6,380,391        16,506
                          ============   ============   ============   ==============   ============   ============   ===========
Investor C Shares.......       419,660      1,649,493        162,303          125,737        143,905        254,522           961
                          ============   ============   ============   ==============   ============   ============   ===========
PRIMARY A SHARES:
Net asset value,
  offering and
  redemption price per
  share.................         $9.77          $4.09          $9.68            $9.97         $10.40         $10.42         $9.85
                                 =====          =====          =====            =====         ======         ======         =====
PRIMARY B SHARES:
Net asset value,
  offering and
  redemption price per
  share.................         $9.77          $4.09          $9.68            $9.97           $ --         $10.42         $9.85
                                 =====          =====          =====            =====         ======         ======         =====
INVESTOR A SHARES:
Net asset value,
  offering and
  redemption price per
  share.................         $9.77          $4.09          $9.68            $9.97         $10.40         $10.42         $9.85
                                 =====          =====          =====            =====         ======         ======         =====
INVESTOR B SHARES:
Net asset value,
  offering and
  redemption price per
  share.................         $9.77          $4.09          $9.68            $9.97         $10.40         $10.42         $9.85
                                 =====          =====          =====            =====         ======         ======         =====
INVESTOR C SHARES:
Net asset value and
  offering price
  per share*............         $9.77          $4.09          $9.68            $9.97         $10.40         $10.42         $9.85
                                 =====          =====          =====            =====         ======         ======         =====

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                 NATIONS                     NATIONS      NATIONS                    NATIONS
                                   NATIONS        SHORT-       NATIONS      STRATEGIC       U.S.        NATIONS       GLOBAL
                                  SHORT-TERM   INTERMEDIATE   GOVERNMENT      FIXED      GOVERNMENT   DIVERSIFIED   GOVERNMENT
                                    INCOME      GOVERNMENT    SECURITIES     INCOME         BOND        INCOME        INCOME
                                     FUND          FUND          FUND         FUND        FUND(A)        FUND          FUND
                                  --------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest........................  $8,061,748   $ 18,669,309   $3,709,503   $42,325,580   $3,301,797   $ 9,418,292   $1,145,338
Security lending (Note 9).......         148         19,815       4,875         11,802         417            235          363
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
                                   8,061,896     18,689,124   3,714,378     42,337,382   3,302,214      9,418,527    1,145,701
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
EXPENSES:
Investment advisory fee (Note
  2)............................     766,786      1,838,459     355,501      3,816,296     317,533        804,271      151,599
Administration fee (Note 2).....     127,797        306,410      55,521        636,050      59,049        134,045       21,657
Transfer agent fees (Note 2)....      78,882        182,832      41,056        385,596      38,642         79,831       17,412
Custodian fees (Note 2).........      13,714         26,306      11,375         46,189       6,388         14,646        5,747
Legal and audit fees............      22,378         33,883      18,661         53,756      14,148         23,343       18,739
Registration and filing fees....      34,297         56,575      34,784         75,889      25,498         36,366       28,231
Trustees'/Directors' fees and
  expenses (Note 2).............       3,557          8,568       1,182         17,783         669          3,857        4,986
Amortization of organization
  costs (Note 6)................       2,016             --          --          2,016         270          2,016       17,298
Other...........................      59,943         20,907      30,015        269,243       5,503         83,973       26,389
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
  Subtotal......................   1,109,370      2,473,940     548,095      5,302,818     467,700      1,182,348      292,058
Shareholder servicing and
  distribution fees (Note 3):
  Primary B Shares..............       1,494         31,710       2,002         70,398          --            539           --
  Investor A Shares.............       5,902         41,259      12,489          7,657         798         14,705       18,992
  Investor B Shares.............       9,109         34,936       5,194          8,209       4,159        270,617           29
  Investor C Shares.............       6,731         22,038     128,443          2,841         240          8,971          764
Fees waived by investment
  adviser (Note 2)..............    (383,393)      (612,820)    (77,897)      (636,049)   (135,377)      (134,045)          --
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
    Total expenses..............     749,213      1,991,063     618,326      4,755,874     337,520      1,343,135      311,843
Fees reduced by credits allowed
  by the custodian (Note 2).....      (4,873)        (2,142)         --             --          --         (3,048)          --
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
    Net expenses................     744,340      1,988,921     618,326      4,755,874     337,520      1,340,087      311,843
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
NET INVESTMENT INCOME...........   7,317,556     16,700,203   3,096,052     37,581,508   2,964,694      8,078,440      833,858
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on
  investments sold during
  the period....................    (233,226)     3,951,559     906,818     13,443,385     981,880      1,240,474       52,786
Net unrealized appreciation of
  investments during the
  period........................   2,788,688      7,205,487   2,420,871     37,327,445   2,056,316      6,497,845      340,429
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
Net realized and unrealized gain
  on investments................   2,555,462     11,157,046   3,327,689     50,770,830   3,038,196      7,738,319      393,215
                                  ----------   ------------   ----------   -----------   ----------   -----------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.....  $9,873,018   $ 27,857,249   $6,423,741   $88,352,338   $6,002,890   $15,816,759   $1,227,073
                                  ==========   ============   ==========   ===========   ==========   ===========   ==========

---------------
(a) The period for the Nations U.S. Government Bond Fund reflects operations from May 17, 1997 through September 30, 1997 (Note 11).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                  NATIONS                        NATIONS           NATIONS                           NATIONS
                   NATIONS         SHORT-        NATIONS        STRATEGIC           U.S.           NATIONS           GLOBAL
                  SHORT-TERM    INTERMEDIATE    GOVERNMENT        FIXED          GOVERNMENT      DIVERSIFIED       GOVERNMENT
                    INCOME       GOVERNMENT     SECURITIES        INCOME            BOND            INCOME           INCOME
                     FUND           FUND           FUND            FUND            FUND(a)           FUND             FUND
                  ------------------------------------------------------------------------------------------------------------
Net investment
  income.......  $  7,317,556   $ 16,700,203   $  3,096,052   $   37,581,508    $   2,964,694    $  8,078,440      $   833,858
Net realized
  gain/(loss)
  on
 investments...      (233,226)     3,951,559        906,818       13,443,385          981,880       1,240,474           52,786
Change in
  unrealized
  appreciation
  of
 investments...     2,788,688      7,205,487      2,420,871       37,327,445        2,056,316       6,497,845          340,429
                 ------------   ------------   ------------   --------------    -------------    ------------      -----------
Net increase in
  net
  assets
  resulting
  from
  operations...     9,873,018     27,857,249      6,423,741       88,352,338        6,002,890      15,816,759        1,227,073
Distributions
  to
  shareholders
  from net
  investment
  income:
  Primary A
    Shares.....    (6,891,581)   (14,682,198)    (1,807,923)     (36,498,887)      (2,944,082)     (5,748,089)        (553,207)
  Primary B
    Shares.....       (23,011)      (467,044)       (21,433)        (773,475)              --          (6,190)              (5)
  Investor A
    Shares.....      (159,889)    (1,110,931)      (281,268)        (220,596)         (15,545)       (353,504)        (278,072)
  Investor B
    Shares.....      (139,412)      (186,224)      (940,542)         (61,391)         (24,609)     (1,886,262)          (2,409)
  Investor C
    Shares.....      (103,690)      (253,806)       (44,886)         (25,269)          (3,599)        (84,285)            (155)
Distributions
  to
  shareholders
  from net
  realized gain
  on
  investments:
  Primary A
    Shares.....            --             --             --               --               --              --          (80,404)
  Primary B
    Shares.....            --             --             --               --               --              --               --
  Investor A
    Shares.....            --             --             --               --               --              --          (43,214)
  Investor B
    Shares.....            --             --             --               --               --              --             (454)
  Investor C
    Shares.....            --             --             --               --               --              --              (26)
Net
increase/(decrease)
  in net assets
  from Fund
  share
  transactions:
  Primary A
    Shares.....   268,210,566    183,006,325     41,363,328    1,025,616,347       (5,007,556)     55,528,987         (775,341)
  Primary B
    Shares.....      (447,398)    (1,320,988)      (190,643)      (8,649,257)              10         195,179           (5,076)
  Investor A
    Shares.....     4,204,224       (288,012)       763,412        6,584,089          367,563        (544,026)         (97,768)
  Investor B
    Shares.....      (770,692)      (758,861)    (5,140,067)        (146,687)      (1,520,527)     (6,127,386)         (31,247)
  Investor C
    Shares.....           475     (1,766,898)      (316,191)         152,032        1,498,054        (775,318)             188
                 ------------   ------------   ------------   --------------    -------------    ------------      -----------
Net
increase/(decrease)
  in net
  assets.......   273,752,610    190,028,612     39,807,528    1,074,329,244       (1,647,401)     56,015,865         (640,117)
NET ASSETS:
Beginning of
  period.......   198,175,591    449,687,475    103,855,196      986,034,869      150,345,260     237,746,404       43,442,002
                 ------------   ------------   ------------   --------------    -------------    ------------      -----------
End of
  period.......  $471,928,201   $639,716,087   $143,662,724   $2,060,364,113    $ 148,697,859    $293,762,269      $42,801,885
                 ============   ============   ============   ==============    =============    ============      ===========
Undistributed
  net
  investment
  income/
 (distributions
  in excess of
  net
  investment
  income) at
  end of
  period.......  $      6,369   $     33,130   $   (340,498)  $        1,890    $      (1,069)   $     38,183      $   (38,969)
                 ============   ============   ============   ==============    =============    ============      ===========

---------------
(a) The period for the Nations U.S. Government Bond Fund reflects operations from May 17, 1997 through September 30, 1997 (Note 11).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997 AND THE PERIOD ENDED MAY 16, 1997

                                                                        NATIONS                        NATIONS
                                                         NATIONS         SHORT-        NATIONS        STRATEGIC      NATIONS U.S.
                                                        SHORT-TERM    INTERMEDIATE    GOVERNMENT        FIXED         GOVERNMENT
                                                          INCOME       GOVERNMENT     SECURITIES        INCOME           BOND
                                                           FUND           FUND           FUND            FUND          FUND(a)
                                                       --------------------------------------------------------------------------
Net investment income................................  $ 11,901,922   $ 26,750,446   $  6,795,585    $  56,841,576   $  5,972,110
Net realized gain/(loss) on investments..............        14,435     (9,570,325)    (3,826,282)     (17,609,800)       923,301
Change in unrealized appreciation/ (depreciation) of
 investments.........................................    (1,766,538)       826,615        478,228          479,199      1,508,806
                                                       ------------   ------------   ------------    -------------   ------------
Net increase in net assets resulting from
 operations..........................................    10,149,819     18,006,736      3,447,531       39,710,975      8,404,217
Distributions to shareholders from net investment
 income:
 Primary A Shares....................................   (10,929,771)   (22,214,271)    (3,299,326)     (54,960,385)    (5,885,069)
 Primary B Shares....................................       (24,362)      (363,390)       (23,959)        (701,691)            --
 Investor A Shares...................................      (296,338)    (2,674,564)      (629,297)        (388,702)       (36,240)
 Investor B Shares...................................      (357,900)      (623,578)    (2,442,823)        (124,213)       (50,801)
 Investor C Shares...................................      (265,655)      (513,751)      (122,250)         (35,613)            --
Distributions to shareholders in excess of net
 investment income:
 Primary A Shares....................................            --             --             --               --             --
 Primary B Shares....................................            --             --             --               --             --
 Investor A Shares...................................            --             --             --               --             --
 Investor B Shares...................................            --             --             --               --             --
 Investor C Shares...................................            --             --             --               --             --
Distributions to shareholders from net realized gain
 on investments:
 Primary A Shares....................................            --             --             --      (10,984,337)    (7,085,032)
 Primary B Shares....................................            --             --             --         (168,447)            --
 Investor A Shares...................................            --             --             --          (77,228)       (55,087)
 Investor B Shares...................................            --             --             --          (26,485)       (76,740)
 Investor C Shares...................................            --             --             --           (8,604)            --
Distributions to shareholders from capital:
 Primary A Shares....................................            --             --        (26,548)         (61,284)            --
 Primary B Shares....................................            --             --           (214)            (836)            --
 Investor A Shares...................................            --             --         (5,279)            (449)            --
 Investor B Shares...................................            --             --        (22,014)            (156)            --
 Investor C Shares...................................            --             --         (1,067)             (43)            --
Net increase/(decrease) in net assets from Fund share
 transactions:
 Primary A Shares....................................     3,091,273    (22,025,851)    (1,923,011)     150,300,620      7,694,223
 Primary B Shares....................................       957,004     17,251,586        768,845       29,855,538             --
 Investor A Shares...................................     3,387,681    (13,976,457)    (1,489,221)         104,418        156,503
 Investor B Shares...................................    (1,747,931)    (2,780,531)   (10,856,535)        (313,787)       343,817
 Investor C Shares...................................    (2,014,986)    (3,303,160)      (659,366)         790,529             --
                                                       ------------   ------------   ------------    -------------   ------------
Net increase/(decrease) in net assets................     1,948,834    (33,217,231)   (17,284,534)     152,909,820      3,409,791
NET ASSETS:
Beginning of year....................................   196,226,757    482,904,706    121,139,730      833,125,049    146,935,469
                                                       ------------   ------------   ------------    -------------   ------------
End of year..........................................  $198,175,591   $449,687,475   $103,855,196    $ 986,034,869   $150,345,260
                                                       ============   ============   ============    =============   ============
Undistributed net investment income/ (distributions
 in excess of net investment income) at end of
 year................................................  $      6,396   $     33,130   $   (340,498)   $          --   $    22,072
                                                       ============   ============   ============    =============   ============

                                                                        NATIONS
                                                         NATIONS        GLOBAL
                                                       DIVERSIFIED    GOVERNMENT
                                                          INCOME        INCOME
                                                           FUND          FUND
                                                       --------------------------------------
Net investment income................................  $ 12,837,273   $ 1,926,329
Net realized gain/(loss) on investments..............    (3,799,025)      953,513
Change in unrealized appreciation/ (depreciation) of
 investments.........................................       106,386    (1,284,681)
                                                       ------------   -----------
Net increase in net assets resulting from
 operations..........................................     9,144,634     1,595,161
Distributions to shareholders from net investment
 income:
 Primary A Shares....................................    (7,049,444)   (1,249,093)
 Primary B Shares....................................        (1,757)       (2,462)
 Investor A Shares...................................      (820,865)     (667,922)
 Investor B Shares...................................    (4,654,890)       (6,474)
 Investor C Shares...................................      (222,986)         (378)
Distributions to shareholders in excess of net
 investment income:
 Primary A Shares....................................            --      (250,244)
 Primary B Shares....................................            --          (547)
 Investor A Shares...................................            --      (142,043)
 Investor B Shares...................................            --        (1,679)
 Investor C Shares...................................            --           (85)
Distributions to shareholders from net realized gain
 on investments:
 Primary A Shares....................................    (1,246,521)     (428,196)
 Primary B Shares....................................          (481)         (876)
 Investor A Shares...................................      (146,959)     (242,140)
 Investor B Shares...................................      (932,648)       (2,622)
 Investor C Shares...................................       (42,737)         (143)
Distributions to shareholders from capital:
 Primary A Shares....................................            --            --
 Primary B Shares....................................            --            --
 Investor A Shares...................................            --            --
 Investor B Shares...................................            --            --
 Investor C Shares...................................            --            --
Net increase/(decrease) in net assets from Fund share
 transactions:
 Primary A Shares....................................    90,247,006     4,327,824
 Primary B Shares....................................        41,228         5,828
 Investor A Shares...................................    (1,295,769)      650,979
 Investor B Shares...................................   (11,813,564)          606
 Investor C Shares...................................       (16,833)        4,661
                                                       ------------   -----------
Net increase/(decrease) in net assets................    71,187,414     3,590,155
NET ASSETS:
Beginning of year....................................   166,558,990    39,851,847
                                                       ------------   -----------
End of year..........................................  $237,746,404   $43,442,002
                                                       ============   ===========
Undistributed net investment income/ (distributions
 in excess of net investment income) at end of
 year................................................  $     38,073   $   (38,979)
                                                       ============   ===========

---------------
(a) Formerly the Pilot U.S. Government Securities Fund. The period reflects operations from September 1, 1996 through May 16, 1997 (Note 11).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                                    NATIONS SHORT-TERM INCOME FUND
                                                                           SIX MONTHS ENDED
                                                                          SEPTEMBER 30, 1997                  YEAR ENDED
                                                                              (UNAUDITED)                  MARCH 31, 1997(a)
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                      -----------------------------------------------------------
PRIMARY A SHARES:
  Sold..............................................................   3,246,683     $ 31,445,235      6,396,691     $ 62,280,237
  Issued in exchange for Common Trust Shares of Nations Common Trust
    Short Term Income Fund (Note 11)................................  28,299,082      275,916,054             --               --
  Issued as reinvestment of dividends...............................     271,959        2,649,819        611,423        5,939,306
  Redeemed..........................................................  (4,290,005)     (41,800,542)    (6,692,510)     (65,128,270)
                                                                      ----------     ------------     ----------     ------------
  Net increase......................................................  27,527,719     $268,210,566        315,604     $  3,091,273
                                                                      ==========     ============     ==========     ============
PRIMARY B SHARES:
  Sold..............................................................       8,600     $     83,673        100,331     $    975,313
  Issued as reinvestment of dividends...............................       1,318           12,834          1,896           18,454
  Redeemed..........................................................     (55,894)        (543,905)        (3,783)         (36,763)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)...........................................     (45,976)    $   (447,398)        98,444     $    957,004
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold..............................................................     879,302     $  8,566,665        536,576     $  5,205,410
  Issued as reinvestment of dividends...............................      14,701          143,289         27,926          271,789
  Redeemed..........................................................    (464,638)      (4,505,730)      (214,856)      (2,089,518)
                                                                      ----------     ------------     ----------     ------------
  Net increase......................................................     429,365     $  4,204,224        349,646     $  3,387,681
                                                                      ==========     ============     ==========     ============
INVESTOR B SHARES:
  Sold..............................................................      28,303     $    275,973         62,794     $    611,334
  Issued as reinvestment of dividends...............................      12,405          120,849         31,742          308,758
  Redeemed..........................................................    (119,956)      (1,167,514)      (274,315)      (2,668,023)
                                                                      ----------     ------------     ----------     ------------
  Net decrease......................................................     (79,248)    $   (770,692)      (179,779)    $ (1,747,931)
                                                                      ==========     ============     ==========     ============
INVESTOR C SHARES:
  Sold..............................................................      28,356     $    277,657         63,175     $    614,207
  Issued as reinvestment of dividends...............................       6,971           67,945         19,749          192,097
  Redeemed..........................................................     (35,529)        (345,127)      (290,139)      (2,821,290)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)...........................................        (202)    $        475       (207,215)    $ (2,014,986)
                                                                      ==========     ============     ==========     ============

---------------

(a) Nations Short-Term Income Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                                                   NATIONS GOVERNMENT
                                        NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND                  SECURITIES FUND
                                     SIX MONTHS ENDED                                               SIX MONTHS ENDED
                                    SEPTEMBER 30, 1997                  YEAR ENDED                 SEPTEMBER 30, 1997
                                       (UNAUDITED)                  MARCH 31, 1997(a)                 (UNAUDITED)
                               ----------------------------    ----------------------------    --------------------------
                                 SHARES          DOLLARS         SHARES          DOLLARS         SHARES        DOLLARS
                               ------------------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold.........................  12,175,652    $  52,111,834     25,588,345    $ 103,176,037       719,736    $  7,161,089
 Issued in exchange for Pilot
   Shares of Pilot
   Intermediate U.S.
   Government Securities Fund
   (Note 11)..................  57,272,980      230,814,630             --               --            --              --
 Issued in exchange for Common
   Trust Shares of Nations
   Common Trust Mortgage
   Backed Securities Fund
   (Note 11)..................          --               --             --               --     4,714,190      45,209,085
 Issued as reinvestment of
   dividends..................     622,309        3,080,125      1,947,196        7,858,690        15,346         147,212
 Redeemed..................... (25,141,112)    (103,000,264)   (32,906,576)    (133,060,578)   (1,162,136)    (11,154,058)
                               -----------    -------------    -----------    -------------    ----------    ------------
 Net increase/(decrease)......  44,929,829    $ 183,006,325     (5,371,035)   $ (22,025,851)    4,287,136    $ 41,363,328
                               ===========    =============    ===========    =============    ==========    ============
PRIMARY B SHARES:
 Sold.........................     844,285    $   3,350,140      4,641,662    $  18,801,947        10,667    $    101,431
 Issued as reinvestment of
   dividends..................      78,710          386,382         73,779          298,014           555           5,326
 Redeemed.....................  (1,242,780)      (5,057,510)      (459,824)      (1,848,375)      (30,841)       (297,400)
                               -----------    -------------    -----------    -------------    ----------    ------------
 Net increase/(decrease)......    (319,785)   $  (1,320,988)     4,255,617    $  17,251,586       (19,619)   $   (190,643)
                               ===========    =============    ===========    =============    ==========    ============
INVESTOR A SHARES:
 Sold.........................     882,730    $   3,511,310        485,750    $   1,962,420       115,882    $  1,119,433
 Issued in exchange for Class
   A Shares of Pilot
   Intermediate U.S.
   Government Securities Fund
   (Note 11)..................     342,822        1,381,763             --               --            --              --
 Issued as reinvestment of
   dividends..................     152,638          748,717        457,633        1,847,025        17,519         168,143
 Redeemed.....................  (1,464,347)      (5,929,802)    (4,410,571)     (17,785,902)      (54,791)       (524,164)
                               -----------    -------------    -----------    -------------    ----------    ------------
 Net increase/(decrease)......     (86,157)   $    (288,012)    (3,467,188)   $ (13,976,457)       78,610    $    763,412
                               ===========    =============    ===========    =============    ==========    ============
INVESTOR B SHARES:
 Sold.........................      41,623    $     145,852        181,291    $     727,752        13,901    $    133,744
 Issued as reinvestment of
   dividends..................      29,632          146,642         90,867          366,792        56,993         546,776
 Redeemed.....................    (259,882)      (1,051,355)      (959,850)      (3,875,075)     (609,547)     (5,820,587)
                               -----------    -------------    -----------    -------------    ----------    ------------
 Net decrease.................    (188,627)   $    (758,861)      (687,692)   $  (2,780,531)     (538,653)   $ (5,140,067)
                               ===========    =============    ===========    =============    ==========    ============
INVESTOR C SHARES:
 Sold.........................      12,813    $      29,148        157,558    $     632,641           284    $      2,731
 Issued as reinvestment of
   dividends..................      24,644          122,935         86,331          348,458         2,562          24,573
 Redeemed.....................    (474,481)      (1,918,981)    (1,061,848)      (4,284,259)      (36,016)       (343,495)
                               -----------    -------------    -----------    -------------    ----------    ------------
 Net decrease.................    (437,024)   $  (1,766,898)      (817,959)   $  (3,303,160)      (33,170)   $   (316,191)
                               ===========    =============    ===========    =============    ==========    ============


                                        YEAR ENDED
                                    MARCH 31, 1997(a)
                                --------------------------
                                  SHARES        DOLLARS
                                --------------------------
PRIMARY A SHARES:
 Sold.........................   1,744,975    $ 16,536,475
 Issued in exchange for Pilot
   Shares of Pilot
   Intermediate U.S.
   Government Securities Fund
   (Note 11)..................          --              --
 Issued in exchange for Common
   Trust Shares of Nations
   Common Trust Mortgage
   Backed Securities Fund
   (Note 11)..................          --              --
 Issued as reinvestment of
   dividends..................      36,054         344,081
 Redeemed.....................  (1,963,478)    (18,803,567)
                                ----------    ------------
 Net increase/(decrease)......    (182,449)   $ (1,923,011)
                                ==========    ============
PRIMARY B SHARES:
 Sold.........................      84,339    $    805,378
 Issued as reinvestment of
   dividends..................         577           5,502
 Redeemed.....................      (4,438)        (42,035)
                                ----------    ------------
 Net increase/(decrease)......      80,478    $    768,845
                                ==========    ============
INVESTOR A SHARES:
 Sold.........................      35,068    $    337,119
 Issued in exchange for Class
   A Shares of Pilot
   Intermediate U.S.
   Government Securities Fund
   (Note 11)..................          --              --
 Issued as reinvestment of
   dividends..................      40,328         385,010
 Redeemed.....................    (231,727)     (2,211,350)
                                ----------    ------------
 Net increase/(decrease)......    (156,331)   $ (1,489,221)
                                ==========    ============
INVESTOR B SHARES:
 Sold.........................      85,775    $    815,971
 Issued as reinvestment of
   dividends..................     152,150       1,452,183
 Redeemed.....................  (1,373,092)    (13,124,689)
                                ----------    ------------
 Net decrease.................  (1,135,167)   $(10,856,535)
                                ==========    ============
INVESTOR C SHARES:
 Sold.........................       3,497    $     33,160
 Issued as reinvestment of
   dividends..................       7,277          69,445
 Redeemed.....................     (79,815)       (761,971)
                                ----------    ------------
 Net decrease.................     (69,041)   $   (659,366)
                                ==========    ============

---------------

(a) Nations Short-Intermediate Government Fund and Nations Government Securities Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                                                 NATIONS U.S. GOVERNMENT
                                            NATIONS STRATEGIC FIXED INCOME FUND                         BOND FUND
                                                                                                       PERIOD ENDED
                                     SIX MONTHS ENDED                                            SEPTEMBER 30, 1997(b)(c)
                                    SEPTEMBER 30, 1997                   YEAR ENDED
                                        (UNAUDITED)                  MARCH 31, 1997(a)                 (UNAUDITED)
                               -----------------------------    ----------------------------    --------------------------
                                 SHARES          DOLLARS          SHARES          DOLLARS         SHARES        DOLLARS
                               -------------------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold.........................  16,361,733    $  157,162,054     43,888,161    $ 428,802,189       610,069    $  6,284,679
 Issued in exchange for
   Primary A Shares of
   Peachtree Bond Fund........          --                --      6,826,942       67,043,140            --              --
 Issued in exchange for Pilot
   Shares of Pilot Diversified
   Bond Fund (Note 11)........   9,934,893        96,657,323             --               --            --              --
 Issued in exchange for Common
   Trust Shares of Nations
   Common Trust: Strategic
   Fixed Income Fund (Note
   11)........................  99,909,128       987,102,187             --               --            --              --
 Bank South Fixed Income (Note
   11)........................   2,475,616        24,459,089             --               --            --              --
 Issued as reinvestment of
   dividends..................   1,523,853        15,014,099      3,413,891       33,535,767         8,017          82,982
 Redeemed..................... (25,823,432)     (254,778,405)   (38,662,065)    (379,080,476)   (1,101,993)    (11,375,217)
                               -----------    ---------------   -----------    -------------    ----------    ------------
 Net increase/(decrease)...... 104,381,791    $1,025,616,347     15,466,929    $ 150,300,620      (483,907)   $ (5,007,556)
                               ===========    ===============   ===========    =============    ==========    ============
PRIMARY B SHARES:
 Sold.........................     303,199    $    2,977,329      3,696,662    $  36,307,617             1    $         10
 Issued as reinvestment of
   dividends..................      57,800           568,727         62,778          616,546            --              --
 Redeemed.....................  (1,233,677)      (12,195,313)      (721,704)      (7,068,625)           --              --
                               -----------    ---------------   -----------    -------------    ----------    ------------
 Net increase/(decrease)......    (872,678)   $   (8,649,257)     3,037,736    $  29,855,538             1    $         10
                               ===========    ===============   ===========    =============    ==========    ============
INVESTOR A SHARES:
 Sold.........................     700,187    $    6,947,677        271,643    $   2,666,104        41,541    $    428,992
 Issued in exchange for Class
   A Shares of Pilot
   Diversified Bond Fund (Note
   11)........................      18,369           178,746             --               --            --              --
 Issued as reinvestment of
   dividends..................      18,137           178,928         38,529          378,759         1,496          15,486
 Redeemed.....................     (73,281)         (721,262)      (299,293)      (2,940,445)       (7,464)        (76,915)
                               -----------    ---------------   -----------    -------------    ----------    ------------
 Net increase.................     663,412    $    6,584,089         10,879    $     104,418        35,573    $    367,563
                               ===========    ===============   ===========    =============    ==========    ============
INVESTOR B SHARES:
 Sold.........................      10,751    $      111,433         17,220    $     170,471           371    $     39,853
 Issued in exchange for Class
   B Shares of Pilot
   Diversified Bond Fund (Note
   11)........................      35,367           344,002             --               --            --              --
 Issued as reinvestment of
   dividends..................       5,188            51,109         12,584          123,689         1,380          14,255
 Redeemed.....................     (65,758)         (653,231)       (61,936)        (607,947)     (151,309)     (1,574,635)
                               -----------    ---------------   -----------    -------------    ----------    ------------
 Net increase/(decrease)......     (14,452)   $     (146,687)       (32,132)   $    (313,787)     (149,558)   $ (1,520,527)
                               ===========    ===============   ===========    =============    ==========    ============
INVESTOR C SHARES:
 Sold.........................      78,662    $      777,010        114,761    $   1,123,112       144,190    $  1,501,012
 Issued as reinvestment of
   dividends..................       2,496            24,615          4,392           43,199           119           1,242
 Redeemed.....................     (66,417)         (649,593)       (38,322)        (375,782)         (404)         (4,200)
                               -----------    ---------------   -----------    -------------    ----------    ------------
 Net increase.................      14,741    $      152,032         80,831    $     790,529       143,905    $  1,498,054
                               ===========    ===============   ===========    =============    ==========    ============


                                       PERIOD ENDED
                                     MAY 16, 1997(D)
                                --------------------------
                                  SHARES        DOLLARS
                               ---------------------------
PRIMARY A SHARES:
 Sold.........................   2,306,446    $ 23,888,310
 Issued in exchange for
   Primary A Shares of
   Peachtree Bond Fund........          --              --
 Issued in exchange for Pilot
   Shares of Pilot Diversified
   Bond Fund (Note 11)........          --              --
 Issued in exchange for Common
   Trust Shares of Nations
   Common Trust: Strategic
   Fixed Income Fund (Note
   11)........................          --              --
 Bank South Fixed Income (Note
   11)........................          --              --
 Issued as reinvestment of
   dividends..................      42,084         436,204
 Redeemed.....................  (1,599,474)    (16,630,291)
                                ----------    ------------
 Net increase/(decrease)......     749,056    $  7,694,223
                                ==========    ============
PRIMARY B SHARES:
 Sold.........................          --              --
 Issued as reinvestment of
   dividends..................          --              --
 Redeemed.....................          --              --
                                ----------    ------------
 Net increase/(decrease)......          --              --
                                ==========    ============
INVESTOR A SHARES:
 Sold.........................      52,309    $    567,880
 Issued in exchange for Class
   A Shares of Pilot
   Diversified Bond Fund (Note
   11)........................          --              --
 Issued as reinvestment of
   dividends..................       8,606          89,844
 Redeemed.....................     (49,048)       (501,221)
                                ----------    ------------
 Net increase.................      11,867    $    156,503
                                ==========    ============
INVESTOR B SHARES:
 Sold.........................      37,748    $    401,061
 Issued in exchange for Class
   B Shares of Pilot
   Diversified Bond Fund (Note
   11)........................          --              --
 Issued as reinvestment of
   dividends..................      10,431         108,295
 Redeemed.....................     (15,714)       (165,539)
                                ----------    ------------
 Net increase/(decrease)......      32,465    $    343,817
                                ==========    ============
INVESTOR C SHARES:
 Sold.........................          --              --
 Issued as reinvestment of
   dividends..................          --              --
 Redeemed.....................          --              --
                                ----------    ------------
 Net increase.................          --              --
                                ==========    ============

---------------
(a) Nations Strategic Fixed Income Fund's Primary B Shares commenced operations on June 28, 1996.
(b) This period reflects operations from May 17, 1997 through September 30, 1997 (Note 11).
(c) Nations U.S. Government Bond Fund's Investor C Shares commenced operations on September 19, 1997.
(d) The Nations U.S. Government Bond Fund Primary A Shares (formerly the Pilot U.S. Government Securities Fund's Pilot Shares prior to May 17, 1997), Investor A Shares (formerly the Pilot U.S. Government Securities Fund's Class A Shares prior to May 17, 1997) and Investor B Shares (formerly the Pilot U.S. Government Securities Fund Class B Shares prior to May 17, 1997) commenced operations on November 7, 1994, February 7, 1995 and November 10, 1994; respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                                                         NATIONS GLOBAL
                                                     NATIONS DIVERSIFIED INCOME FUND                 GOVERNMENT INCOME FUND
                                              SIX MONTHS ENDED                                          SIX MONTHS ENDED
                                             SEPTEMBER 30, 1997                YEAR ENDED              SEPTEMBER 30, 1997
                                                (UNAUDITED)                MARCH 31, 1997(a)               (UNAUDITED)
                                         --------------------------    --------------------------    -----------------------
                                           SHARES        DOLLARS         SHARES        DOLLARS        SHARES       DOLLARS
                                         -----------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold...................................  6,113,040    $ 63,082,469     9,326,149    $ 95,819,147      35,469    $   347,343
 Issued as reinvestment of dividends....    344,342       3,562,595       682,648       7,030,327      54,047        528,627
 Redeemed............................... (1,072,777)    (11,116,077)   (1,220,878)    (12,602,468)   (169,139)    (1,651,311)
                                         ----------    ------------    ----------    ------------    --------    -----------
 Net increase/(decrease)................  5,384,605    $ 55,528,987     8,787,919    $ 90,247,006     (79,623)   $  (775,341)
                                         ==========    ============    ==========    ============    ========    ===========
PRIMARY B SHARES:
 Sold...................................     22,735    $    229,536         3,788    $     38,990          --    $        --
 Issued as reinvestment of dividends....        593           6,137           217           2,238          --              1
 Redeemed...............................     (4,003)        (40,494)           --              --        (526)        (5,077)
                                         ----------    ------------    ----------    ------------    --------    -----------
 Net increase/(decrease)................     19,325    $    195,179         4,005    $     41,228        (526)   $    (5,076)
                                         ==========    ============    ==========    ============    ========    ===========
INVESTOR A SHARES:
 Sold...................................    141,117    $  1,447,137       340,595    $  3,519,242      12,115    $   118,491
 Issued as reinvestment of dividends....     22,768         235,250        50,590         521,584       1,330         13,010
 Redeemed...............................   (215,954)     (2,226,413)     (518,078)     (5,336,595)    (23,296)      (229,269)
                                         ----------    ------------    ----------    ------------    --------    -----------
 Net increase/(decrease)................    (52,069)   $   (544,026)     (126,893)   $ (1,295,769)     (9,851)   $   (97,768)
                                         ==========    ============    ==========    ============    ========    ===========
INVESTOR B SHARES:
 Sold...................................    152,938    $  1,573,057       419,468    $  4,343,211          34    $       333
 Issued as reinvestment of dividends....    108,498       1,121,080       334,274       3,456,153         291          2,848
 Redeemed...............................   (864,736)     (8,821,523)   (1,901,187)    (19,612,928)     (3,538)       (34,428)
                                         ----------    ------------    ----------    ------------    --------    -----------
 Net increase/(decrease)................   (603,300)   $ (6,127,386)   (1,147,445)   $(11,813,564)     (3,213)   $   (31,247)
                                         ==========    ============    ==========    ============    ========    ===========
INVESTOR C SHARES:
 Sold...................................     15,862    $    156,002       103,490    $  1,066,332           1    $         7
 Issued as reinvestment of dividends....      5,526          57,081        18,494         190,859          19            181
 Redeemed...............................    (97,367)       (988,401)     (123,059)     (1,274,024)         --             --
                                         ----------    ------------    ----------    ------------    --------    -----------
 Net increase/(decrease)................    (75,979)   $   (775,318)       (1,075)   $    (16,833)         20    $       188
                                         ==========    ============    ==========    ============    ========    ===========


                                                YEAR ENDED
                                             MARCH 31, 1997(a)
                                          -----------------------
                                           SHARES       DOLLARS
                                         ------------------------
PRIMARY A SHARES:
 Sold...................................   649,206    $ 6,647,355
 Issued as reinvestment of dividends....   154,032      1,570,912
 Redeemed...............................  (387,483)    (3,890,443)
                                          --------    -----------
 Net increase/(decrease)................   415,755    $ 4,327,824
                                          ========    ===========
PRIMARY B SHARES:
 Sold...................................    13,113    $   132,884
 Issued as reinvestment of dividends....       298          3,090
 Redeemed...............................   (12,884)      (130,146)
                                          --------    -----------
 Net increase/(decrease)................       527    $     5,828
                                          ========    ===========
INVESTOR A SHARES:
 Sold...................................    69,887    $   714,152
 Issued as reinvestment of dividends....     2,747         28,266
 Redeemed...............................    (8,928)       (91,439)
                                          --------    -----------
 Net increase/(decrease)................    63,706    $   650,979
                                          ========    ===========
INVESTOR B SHARES:
 Sold...................................     3,210    $    31,111
 Issued as reinvestment of dividends....       995         10,579
 Redeemed...............................    (3,615)       (37,029)
                                          --------    -----------
 Net increase/(decrease)................       590    $     4,661
                                          ========    ===========
INVESTOR C SHARES:
 Sold...................................        --    $        --
 Issued as reinvestment of dividends....        59            606
 Redeemed...............................        --             --
                                          --------    -----------
 Net increase/(decrease)................        59    $       606
                                          ========    ===========

---------------

(a) Nations Diversified Income Fund and Nations Global Government Income Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                        DISTRIBUTIONS
                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                               BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT    INVESTMENT
                               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME        INCOME
                               --------------------------------------------------------------------------------------
NATIONS SHORT-TERM INCOME FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................  $  9.68      $ 0.28         $ 0.09           $  0.37         $(0.28)            --
Year ended 03/31/1997#........     9.76        0.58          (0.08)             0.50          (0.58)            --
Period ended 03/31/1996(a)#        9.84        0.20          (0.08)             0.12          (0.20)            --
Year ended 11/30/1995#........     9.48        0.61           0.36              0.97          (0.61)            --
Year ended 11/30/1994#........    10.01        0.50          (0.51)            (0.01)         (0.48)       $ (0.02)
Year ended 11/30/1993.........     9.75        0.53           0.26              0.79          (0.53)            --
Period ended 11/30/1992*......    10.00        0.09          (0.25)            (0.16)         (0.09)            --
PRIMARY B
Six months ended 09/30/97
  (unaudited).................  $  9.68      $ 0.28         $ 0.07           $  0.35         $(0.26)            --
Period ended 03/31/1997*#.....     9.71        0.41          (0.03)             0.38          (0.41)            --
INVESTOR A
Six months ended 09/30/97
  (unaudited).................  $  9.68      $ 0.27         $ 0.09           $  0.36         $(0.27)            --
Year ended 03/31/1997#........     9.76        0.56          (0.08)             0.48          (0.56)            --
Period ended 03/31/1996(a)#...     9.84        0.19          (0.08)             0.11          (0.19)            --
Year ended 11/30/1995#........     9.48        0.59           0.36              0.95          (0.59)            --
Year ended 11/30/1994#........    10.01        0.48          (0.51)            (0.03)         (0.46)       $ (0.02)
Year ended 11/30/1993.........     9.75        0.51           0.26              0.77          (0.51)            --
Period ended 11/30/1992*......    10.00        0.08          (0.26)            (0.18)         (0.07)            --
INVESTOR B
Six months ended 09/30/97
  (unaudited).................  $  9.68      $ 0.25         $ 0.10           $  0.35         $(0.26)            --
Year ended 03/31/1997#........     9.76        0.55          (0.08)             0.47          (0.55)            --
Period ended 03/31/1996(a)#...     9.84        0.19          (0.08)             0.11          (0.19)            --
Year ended 11/30/1995#........     9.48        0.57           0.36              0.93          (0.57)            --
Year ended 11/30/1994#........    10.01        0.47          (0.51)            (0.04)         (0.45)       $ (0.02)
Period ended 11/30/1993*......     9.94        0.22           0.07              0.29          (0.22)            --
INVESTOR C
Six months ended 09/30/97
  (unaudited).................  $  9.68      $ 0.26         $ 0.09           $  0.35         $(0.26)            --
Year ended 03/31/1997#........     9.76        0.55          (0.08)             0.47          (0.55)            --
Period ended 03/31/1996(a)#...     9.84        0.19          (0.08)             0.11          (0.19)            --
Year ended 11/30/1995#........     9.48        0.57           0.36              0.93          (0.57)            --
Year ended 11/30/1994#........    10.01        0.46          (0.51)            (0.05)         (0.44)       $ (0.02)
Year ended 11/30/1993.........     9.75        0.48           0.26              0.74          (0.48)            --
Period ended 11/30/1992*......    10.00        0.08          (0.26)            (0.18)         (0.07)            --


                                                    TOTAL
                                DISTRIBUTIONS     DIVIDENDS
                                    FROM             AND
                                   CAPITAL      DISTRIBUTIONS
                               ------------------------------
NATIONS SHORT-TERM INCOME FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................          --         $ (0.28)
Year ended 03/31/1997#........          --           (0.58)
Period ended 03/31/1996(a)#             --           (0.20)
Year ended 11/30/1995#........          --           (0.61)
Year ended 11/30/1994#........     $ (0.02)          (0.52)
Year ended 11/30/1993.........          --           (0.53)
Period ended 11/30/1992*......          --           (0.09)
PRIMARY B
Six months ended 09/30/97
  (unaudited).................          --         $ (0.26)
Period ended 03/31/1997*#.....          --           (0.41)
INVESTOR A
Six months ended 09/30/97
  (unaudited).................          --         $ (0.27)
Year ended 03/31/1997#........          --           (0.56)
Period ended 03/31/1996(a)#...          --           (0.19)
Year ended 11/30/1995#........          --           (0.59)
Year ended 11/30/1994#........     $ (0.02)          (0.50)
Year ended 11/30/1993.........          --           (0.51)
Period ended 11/30/1992*......          --           (0.07)
INVESTOR B
Six months ended 09/30/97
  (unaudited).................          --         $ (0.26)
Year ended 03/31/1997#........          --           (0.55)
Period ended 03/31/1996(a)#...          --           (0.19)
Year ended 11/30/1995#........          --           (0.57)
Year ended 11/30/1994#........     $ (0.02)          (0.49)
Period ended 11/30/1993*......          --           (0.22)
INVESTOR C
Six months ended 09/30/97
  (unaudited).................          --         $ (0.26)
Year ended 03/31/1997#........          --           (0.55)
Period ended 03/31/1996(a)#...          --           (0.19)
Year ended 11/30/1995#........          --           (0.57)
Year ended 11/30/1994#........     $ (0.02)          (0.48)
Year ended 11/30/1993.........          --           (0.48)
Period ended 11/30/1992*......          --           (0.07)

---------------

   * Nations Short-Term Income Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, June 7, 1993 and October 2, 1992, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            WITHOUT WAIVERS AND/OR
                                                                                            EXPENSE REIMBURSEMENTS
                                                                                          --------------------------
                                           RATIO OF          RATIO OF                      RATIO OF
NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT                   OPERATING         NET
  VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO    EXPENSES TO     INVESTMENT
 END OF        TOTAL         PERIOD         AVERAGE          AVERAGE         TURNOVER       AVERAGE         INCOME
 PERIOD       RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE       NET ASSETS      PER SHARE
--------------------------------------------------------------------------------------------------------------------
 $  9.77         3.87%      $452,081          0.56%+         5.74%+              34%          0.87%+        $ 0.26
    9.68         5.25        181,455          0.55(b)(c)       5.97             172           0.85(c)         0.55(c)
    9.76         1.19        179,957         0.55+             6.07+             73           0.88+           0.19
    9.84        10.48        169,291          0.56             6.32             224           0.86            0.58
    9.48        (0.11)       176,712          0.50             5.23             293           0.82            0.47
   10.01         8.26        201,738          0.37             5.27             121           0.79            0.48
    9.75        (1.58)+++    190,680         0.30+             5.54+             45           0.90+           0.08
 $  9.77         3.68%      $    513          0.91%+         5.39%+              34%          1.22%+        $ 0.26
    9.68         3.95            953          0.90+(b)(c)      5.62+            172           1.20+(c)        0.39(c)
 $  9.77         3.77%      $ 10,421          0.76%+         5.54%+              34%          1.07%+        $ 0.25
    9.68         5.04          6,169          0.75(b)(c)       5.77             172           1.05(c)         0.53(c)
    9.76         1.13          2,810         0.75+             5.87+             73           1.08+           0.18
    9.84        10.29          2,969          0.76             6.12             224           1.06            0.56
    9.48        (0.33)         2,490          0.71             5.02             293           1.03            0.45
   10.01         8.03         11,205          0.57             5.07             121           0.99            0.48
    9.75        (1.81)+++        254         0.45+             5.39+             45           1.05+           0.07
 $  9.77         3.68%      $  4,814          0.91%+         5.39%+              34%          1.22%+        $ 0.23
    9.68         4.89          5,536          0.90(b)(c)       5.62             172           1.20(c)         0.52(c)
    9.76         1.08          7,339         0.90+             5.72+             73           1.23+           0.18
    9.84        10.10          8,873          0.91             5.97             224           1.21            0.54
    9.48        (0.46)        16,550          0.85             4.88             293           1.17            0.44
   10.01         2.96         39,861         0.72+             4.92+            121           1.14+           0.21
 $  9.77         3.68%      $  4,099          0.91%+         5.39%+              34%          1.22%+        $ 0.24
    9.68         4.89          4,063          0.90(b)(c)       5.62             172           1.20(c)         0.52(c)
    9.76         1.07          6,121         0.90+             5.72+             73           1.23+           0.18
    9.84        10.08          6,056          0.91             5.97             224           1.21            0.54
        9.48        (0.51)         8,102          0.89             4.84             293           1.21            0.43
       10.01         7.73         19,851          0.87             4.77             121           1.29            0.45
        9.75        (1.82)+++      6,747         0.80+             5.04+             45           1.40+           0.07

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                        DISTRIBUTIONS
                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                               BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT    INVESTMENT
                               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME        INCOME
                               --------------------------------------------------------------------------------------
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................   $3.99       $ 0.11         $ 0.10           $  0.21         $(0.11)            --
Year ended 03/31/1997#........    4.07         0.23          (0.08)             0.15          (0.23)            --
Period ended 03/31/1996(b)#...    4.14         0.07          (0.07)             0.00          (0.07)       $ (0.00)(a)
Year ended 11/30/1995#........    3.93         0.24           0.21              0.45          (0.24)         (0.00)(a)
Year ended 11/30/1994.........    4.28         0.23          (0.33)            (0.10)         (0.23)         (0.00)(a)
Year ended 11/30/1993.........    4.16         0.23           0.14              0.37          (0.23)            --
Year ended 11/30/1992.........    4.17         0.28          (0.01)             0.27          (0.28)            --
Period ended 11/30/1991*......    4.00##       0.10           0.17              0.27          (0.10)            --
PRIMARY B
Six months ended 09/30/97
  (unaudited).................   $3.99       $ 0.10         $ 0.10           $  0.20         $(0.10)            --
Period ended 03/31/1997*#.....    4.02         0.16          (0.03)             0.13          (0.16)            --
INVESTOR A
Six months ended 09/30/97
  (unaudited).................   $3.99       $ 0.11         $ 0.10           $  0.21         $(0.11)            --
Year ended 03/31/1997#........    4.07         0.22          (0.08)             0.14          (0.22)            --
Period ended 03/31/1996(b)#...    4.14         0.07          (0.07)             0.00          (0.07)       $ (0.00)(a)
Year ended 11/30/1995#........    3.93         0.23           0.21              0.44          (0.23)         (0.00)(a)
Year ended 11/30/1994.........    4.28         0.22          (0.33)            (0.11)         (0.22)         (0.00)(a)
Year ended 11/30/1993.........    4.16         0.22           0.14              0.36          (0.22)            --
Year ended 11/30/1992.........    4.17         0.27          (0.01)             0.26          (0.27)            --
Period ended 11/30/1991*......    4.00##       0.10           0.17              0.27          (0.10)            --
INVESTOR B
Six months ended 09/30/97
  (unaudited).................   $3.99       $ 0.10         $ 0.10           $  0.20         $(0.10)            --
Year ended 03/31/1997#........    4.07         0.20          (0.08)             0.12          (0.20)            --
Period ended 03/31/1996(b)#...    4.14         0.07          (0.07)             0.00          (0.07)       $ (0.00)(a)
Year ended 11/30/1995#........    3.93         0.21           0.21              0.42          (0.21)         (0.00)(a)
Year ended 11/30/1994.........    4.28         0.20          (0.33)            (0.13)         (0.20)         (0.00)(a)
Period ended 11/30/1993*......    4.26         0.09           0.02              0.11          (0.09)            --
INVESTOR C
Six months ended 09/30/97
  (unaudited).................   $3.99       $ 0.10         $ 0.10           $  0.20         $(0.10)            --
Year ended 03/31/1997#........    4.07         0.21          (0.08)             0.13          (0.21)            --
Period ended 03/31/1996(b)#...    4.14         0.07          (0.07)             0.00          (0.07)       $ (0.00)(a)
Year ended 11/30/1995#........    3.93         0.22           0.21              0.43          (0.22)         (0.00)(a)
Year ended 11/30/1994.........    4.28         0.20          (0.33)            (0.13)         (0.20)         (0.00)(a)
Year ended 11/30/1993.........    4.16         0.20           0.14              0.34          (0.20)            --
Period ended 11/30/1992*......    4.19         0.10          (0.03)             0.07          (0.10)            --


                                DISTRIBUTIONS       TOTAL
                                  FROM NET        DIVIDENDS
                                  REALIZED           AND
                                CAPITAL GAINS   DISTRIBUTIONS
                               --------------------------------------------
                               <
NATIONS SHORT-INTERMEDIATE GOVOVERNMENT FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................          --         $ (0.11)
Year ended 03/31/1997#........          --           (0.23)
Period ended 03/31/1996(b)#...          --           (0.07)
Year ended 11/30/1995#........          --           (0.24)
Year ended 11/30/1994.........     $ (0.02)          (0.25)
Year ended 11/30/1993.........       (0.02)          (0.25)
Year ended 11/30/1992.........          --           (0.28)
Period ended 11/30/1991*......          --           (0.10)
PRIMARY B
Six months ended 09/30/97
  (unaudited).................          --         $ (0.10)
Period ended 03/31/1997*#.....          --           (0.16)
INVESTOR A
Six months ended 09/30/97
  (unaudited).................          --         $ (0.11)
Year ended 03/31/1997#........          --           (0.22)
Period ended 03/31/1996(b)#...          --           (0.07)
Year ended 11/30/1995#........          --           (0.23)
Year ended 11/30/1994.........     $ (0.02)          (0.24)
Year ended 11/30/1993.........       (0.02)          (0.24)
Year ended 11/30/1992.........          --           (0.27)
Period ended 11/30/1991*......          --           (0.10)
INVESTOR B
Six months ended 09/30/97
  (unaudited).................          --         $ (0.10)
Year ended 03/31/1997#........          --           (0.20)
Period ended 03/31/1996(b)#...          --           (0.07)
Year ended 11/30/1995#........          --           (0.21)
Year ended 11/30/1994.........     $ (0.02)          (0.22)
Period ended 11/30/1993*......          --           (0.09)
INVESTOR C
Six months ended 09/30/97
  (unaudited).................          --         $ (0.10)
Year ended 03/31/1997#........          --           (0.21)
Period ended 03/31/1996(b)#...          --           (0.07)
Year ended 11/30/1995#........          --           (0.22)
Year ended 11/30/1994.........     $ (0.02)          (0.22)
Year ended 11/30/1993.........       (0.02)          (0.22)
Period ended 11/30/1992*......          --           (0.10)

---------------

   * Nations Short-Intermediate Government Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on August 1, 1991, June 28, 1996, August 5, 1991, June 7, 1993 and June 17, 1992, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
  ## Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share.
     Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
 ### Amount represents less than 0.01%.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               WITHOUT WAIVERS AND/OR
                                                                                               EXPENSE REIMBURSEMENTS
                                                                                             --------------------------
                                               RATIO OF        RATIO OF                       RATIO OF
    NET ASSET                  NET ASSETS      OPERATING    NET INVESTMENT                    OPERATING         NET
      VALUE                      END OF       EXPENSES TO       INCOME         PORTFOLIO     EXPENSES TO     INVESTMENT
     END OF        TOTAL         PERIOD       AVERAGE NET     TO AVERAGE       TURNOVER      AVERAGE NET       INCOME
     PERIOD       RETURN++     (IN 000'S)       ASSETS        NET ASSETS         RATE          ASSETS        PER SHARE
-----------------------------------------------------------------------------------------------------------------------
      $4.09          5.36%      $563,498          0.61%+(d)      5.49%+           409%           0.81%+(d)     $ 0.11(d)
       3.99          3.72        371,118          0.63(c)(d)      5.73            529            0.83(d)         0.22(d)
       4.07          0.07        399,915          0.63+          5.32+            189            0.86+           0.06
       4.14         11.70        425,200          0.60           5.88             328            0.80            0.23
       3.93         (2.23)       433,278          0.59           5.76             133            0.80            0.22
       4.28          9.03        443,426          0.55           5.40              92            0.79            0.22
       4.16          6.70+++     360,497          0.37           6.48              25            0.77            0.26
       4.17          6.81+++     158,435         0.08+           7.21+             11            0.82+           0.00(a)
      $4.09          5.18%      $ 16,089          0.96%+(d)      5.14%+           409%           1.16%+(d)     $ 0.10(d)
       3.99          3.31         16,980          0.98+(c)(d)      5.38+          529            1.18+(d)        0.15(d)
      $4.09          5.26%      $ 43,115          0.81%+(d)      5.29%+           409%           1.01%+(d)     $ 0.11(d)
       3.99          3.51         42,468          0.83(c)(d)      5.53            529            1.03(d)         0.21(d)
       4.07          0.00###      57,381         0.83+           5.12+            189            1.06+           0.06
       4.14         11.48         64,848          0.80           5.68             328            1.00            0.22
       3.93         (2.41)        77,128          0.77           5.58             133            0.98            0.21
       4.28          8.85        173,449          0.70           5.25              92            0.94            0.21
       4.16          6.61        188,624          0.48           6.34              25            0.88            0.25
       4.17          6.81+++      53,874          0.08+          7.21+             11            0.82+           0.00(a)
      $4.09          5.04%      $ 10,270          1.28%+(d)      4.82%+           409%           1.48%+(d)     $ 0.10(d)
       3.99          3.10         10,788          1.23(c)(d)      5.13            529            1.43(d)         0.19(d)
       4.07         (0.13)        13,789          1.23+          4.72+            189            1.46+           0.06
       4.14         11.02         14,893          1.20           5.28             328            1.40            0.20
       3.93         (2.81)        10,974          1.19           5.16             133            1.40            0.19
       4.28          2.65          8,847          1.15+          4.80+             92            1.39+           0.09
      $4.09          5.06%      $  6,743          1.20%+(d)      4.90%+           409%           1.40%+(d)     $ 0.10(d)
       3.99          3.21          8,334          1.13(c)(d)      5.23            529            1.33(d)         0.20(d)
       4.07         (0.10)        11,820          1.13+          4.82+            189            1.36+           0.06
       4.14         11.15         13,206          1.10           5.38             328            1.30            0.21
       3.93         (2.80)        16,725          1.17           5.18             133            1.38            0.19
       4.28          8.20         31,440          1.30           4.65              92            1.54            0.19
       4.16          1.64+++      24,352          1.18+          4.80+             25            1.44+           0.09

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  NET                                                                 DISTRIBUTIONS DISTRIBUTIONS
                                ASSETS                   NET REALIZED     NET INCREASE/    DIVIDENDS    IN EXCESS    IN EXCESS OF
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      OF NET     NET REALIZED
                               BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   INVESTMENT     CAPITAL
                               OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME       INCOME        GAINS
                               --------------------------------------------------------------------------------------------------
NATIONS GOVERNMENT SECURITIES FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................  $  9.39      $ 0.30         $ 0.27           $  0.57         $(0.28)          --            --
Year ended 03/31/1997#........     9.67        0.60          (0.30)             0.30          (0.58)          --            --
Period ended 03/31/1996(a)#...     9.86        0.52          (0.19)             0.33          (0.50)      $(0.02)           --
Year ended 05/31/1995#........     9.80        0.64           0.06              0.70          (0.60)          --            --
Year ended 05/31/1994.........    10.46        0.64          (0.61)             0.03          (0.58)       (0.02)       $(0.05)
Year ended 05/31/1993#........    10.36        0.71           0.13              0.84          (0.70)          --         (0.04)
Year ended 05/31/1992.........    10.05        0.74           0.37              1.11          (0.77)          --         (0.03)
Period ended 05/31/1991*......    10.00        0.10           0.02              0.12          (0.07)          --            --
PRIMARY B
Six months ended 09/30/97
  (unaudited).................  $  9.39      $ 0.26         $ 0.29           $  0.55         $(0.26)          --            --
Period ended 03/31/1997*#.....     9.51        0.40          (0.12)             0.28          (0.40)          --            --
INVESTOR A
Six months ended 09/30/97
  (unaudited).................  $  9.39      $ 0.27         $ 0.29           $  0.56         $(0.27)          --            --
Year ended 03/31/1997#........     9.67        0.58          (0.30)             0.28          (0.56)          --            --
Period ended 03/31/1996(a)#...     9.86        0.50          (0.19)             0.31          (0.48)      $(0.02)           --
Year ended 05/31/1995#........     9.80        0.61           0.06              0.67          (0.57)          --            --
Year ended 05/31/1994.........    10.46        0.62          (0.61)             0.01          (0.56)       (0.02)       $(0.05)
Year ended 05/31/1993#........    10.36        0.66           0.16              0.82          (0.68)          --         (0.04)
Year ended 05/31/1992.........    10.05        0.71           0.38              1.09          (0.75)          --         (0.03)
Period ended 05/31/1991*......    10.01        0.09           0.02              0.11          (0.07)          --            --
INVESTOR B
Six months ended 09/30/97
  (unaudited).................  $  9.39      $ 0.25         $ 0.29           $  0.54         $(0.25)          --            --
Year ended 03/31/1997#........     9.67        0.54          (0.30)             0.24          (0.52)          --            --
Period ended 03/31/1996(a)#...     9.86        0.47          (0.19)             0.28          (0.45)      $(0.02)           --
Year ended 05/31/1995#........     9.80        0.58           0.06              0.64          (0.54)          --            --
Period ended 05/31/1994*......    10.49        0.54          (0.64)            (0.10)         (0.49)       (0.01)       $(0.05)
INVESTOR C
Six months ended 09/30/97
  (unaudited).................  $  9.39      $ 0.23         $ 0.31           $  0.54         $(0.25)          --            --
Year ended 03/31/1997#........     9.67        0.55          (0.30)             0.25          (0.53)          --            --
Period ended 03/31/1996(a)#...     9.86        0.47          (0.19)             0.28          (0.45)      $(0.02)           --
Year ended 05/31/1995#........     9.80        0.57           0.06              0.63          (0.53)          --            --
Year ended 05/31/1994.........    10.46        0.55          (0.61)            (0.06)         (0.50)       (0.01)       $(0.05)
Period ended 05/31/1993*#.....    10.52        0.59           0.02              0.61          (0.63)          --         (0.04)


                                DISTRIBUTIONS
                                    FROM
                                   CAPITAL
                               --------------
NATIONS GOVERNMENT SECURITIES FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................          --
Year ended 03/31/1997#........     $ (0.00)(b)
Period ended 03/31/1996(a)#...          --
Year ended 05/31/1995#........       (0.04)
Year ended 05/31/1994.........       (0.04)
Year ended 05/31/1993#........          --
Year ended 05/31/1992.........          --
Period ended 05/31/1991*......          --
PRIMARY B
Six months ended 09/30/97
  (unaudited).................          --
Period ended 03/31/1997*#.....     $ (0.00)(b)
INVESTOR A
Six months ended 09/30/97
  (unaudited).................          --
Year ended 03/31/1997#........     $ (0.00)(b)
Period ended 03/31/1996(a)#...          --
Year ended 05/31/1995#........       (0.04)
Year ended 05/31/1994.........       (0.04)
Year ended 05/31/1993#........          --
Year ended 05/31/1992.........          --
Period ended 05/31/1991*......          --
INVESTOR B
Six months ended 09/30/97
  (unaudited).................          --
Year ended 03/31/1997#........     $ (0.00)(b)
Period ended 03/31/1996(a)#...          --
Year ended 05/31/1995#........       (0.04)
Period ended 05/31/1994*......       (0.04)
INVESTOR C
Six months ended 09/30/97
  (unaudited).................          --
Year ended 03/31/1997#........     $ (0.00)(b)
Period ended 03/31/1996(a)#...          --
Year ended 05/31/1995#........       (0.04)
Year ended 05/31/1994.........       (0.04)
Period ended 05/31/1993*#.....          --

---------------

   * Nations Government Securities Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on April 11, 1991, June 28, 1996, April 17, 1991, June 7, 1993 and July 6, 1992, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Amount represents less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                              WITHOUT
                                                                                                              WAIVERS
                                                                                                               AND/OR
                                                                                                              EXPENSE
                                                                                                           REIMBURSEMENTS
                                                                                                       -----------------------
                                                         RATIO OF          RATIO OF                     RATIO OF
    TOTAL       NET ASSET                NET ASSETS      OPERATING      NET INVESTMENT                  OPERATING       NET
  DIVIDENDS       VALUE                    END OF       EXPENSES TO         INCOME        PORTFOLIO    EXPENSES TO   INVESTMENT
     AND         END OF      TOTAL         PERIOD       AVERAGE NET       TO AVERAGE      TURNOVER     AVERAGE NET     INCOME
DISTRIBUTIONS    PERIOD     RETURN++     (IN 000'S)       ASSETS          NET ASSETS        RATE         ASSETS      PER SHARE
------------------------------------------------------------------------------------------------------------------------------
   $ (0.28)      $  9.68       6.14%      $ 95,768          0.85%+            5.84%+         324%          0.99%+      $ 0.29
     (0.58)         9.39       3.18         52,606          0.80              6.28           468           0.94          0.59
     (0.52)         9.67       3.41         55,962          0.80+             6.36+          199           0.95+         0.51
     (0.64)         9.86       7.55         39,909          0.76              6.69           413           0.94          0.62
     (0.69)         9.80       0.06         44,536          0.73              6.08            56           0.94          0.61
     (0.74)        10.46       8.37         40,472          0.85              6.67           103           1.00          0.60
     (0.80)        10.36      11.43+++      42,256          1.06              7.15           130           1.72          0.07
     (0.07)        10.05       1.19+++      10,047          1.10+             7.18+            5           1.69++        0.09++++
   $ (0.26)      $  9.68       5.88%      $    589          1.35%+            5.34%+         324%          1.49%+      $ 0.25
     (0.40)         9.39       2.90            755          1.30+             5.78+          468           1.44+         0.39
   $ (0.27)      $  9.68       6.01%      $ 10,923          1.10%+            5.59%+         324%          1.24%+      $ 0.26
     (0.56)         9.39       2.92          9,852          1.05              6.03           468           1.19          0.57
     (0.50)         9.67       3.20         11,662          1.05+             6.11+          199           1.20+         0.49
     (0.61)         9.86       7.29         10,928          1.01              6.44           413           1.19          0.59
     (0.67)         9.80      (0.11)        14,044          0.90              5.91            56           1.11          0.59
     (0.72)        10.46       8.18         15,354          1.00              6.52           103           1.15          0.55
     (0.78)        10.36      11.18+++       3,326          1.31              6.90           130           1.97          0.07
     (0.07)        10.05       1.07+++         661          1.35+             7.22+            5           1.94++        0.08++++
   $ (0.25)      $  9.68       5.77%      $ 34,811          1.55%+            5.14%+         324%          1.69%+      $ 0.24
     (0.52)         9.39       2.51         38,807          1.45              5.63           468           1.59          0.53
     (0.47)         9.67       2.85         50,958          1.45+             5.71+          199           1.60+         0.46
     (0.58)         9.86       6.86         56,155          1.41              6.04           413           1.59          0.56
     (0.59)         9.80      (1.09)        56,313          1.38+             5.43+           56           1.59+         0.52
   $ (0.25)      $  9.68       5.82%      $  1,571          1.46%+            5.23%+         324%          1.60%+      $ 0.22
     (0.53)         9.39       2.67          1,835          1.30              5.78           468           1.44          0.54
     (0.47)         9.67       2.83          2,558          1.48+             5.68+          199           1.63+         0.46
     (0.57)         9.86       6.76          2,945          1.51              5.94           413           1.69          0.55
     (0.60)         9.80      (0.69)         5,265          1.48              5.33            56           1.69          0.53
     (0.67)        10.46       5.37          5,998          1.60+             5.92+          103           1.75+         0.42




                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                        DISTRIBUTIONS
                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                               BEGINNING   INVESTMENT     GAIN(LOSS)     NET ASSET VALUE   INVESTMENT    INVESTMENT
                               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME        INCOME
                               --------------------------------------------------------------------------------------
NATIONS STRATEGIC FIXED INCOME FUND
PRIMARY A
Six months ended 09/30/97
  (unaudited).................  $  9.62      $ 0.29         $ 0.35           $  0.64         $(0.29)            --
Year ended 03/31/1997#........     9.93        0.58          (0.20)             0.38          (0.58)            --
Period ended 03/31/1996(a)....    10.22        0.19          (0.29)            (0.10)         (0.19)            --
Year ended 11/30/1995.........     9.32        0.59           0.90              1.49          (0.59)            --
Year ended 11/30/1994.........    10.55        0.53          (0.89)            (0.36)         (0.51)       $ (0.02)
Year ended 11/30/1993.........     9.94        0.56           0.62              1.18          (0.56)            --
Period ended 11/30/1992*......    10.00        0.05          (0.06)            (0.01)         (0.05)            --
PRIMARY B
Six months ended 09/30/97
  (unaudited).................  $  9.62      $ 0.27         $ 0.35           $  0.62         $(0.27)            --
Period ended 03/31/1997*#.....     9.81        0.41          (0.08)             0.33          (0.41)            --
INVESTOR A
Six months ended 09/30/97
  (unaudited).................  $  9.62      $ 0.28         $ 0.35           $  0.63         $(0.28)            --
Year ended 03/31/1997#........     9.93        0.56          (0.20)             0.36          (0.56)            --
Period ended 03/31/1996(a)....    10.22        0.18          (0.29)            (0.11)         (0.18)            --
Year ended 11/30/1995.........     9.32        0.57           0.90              1.47          (0.57)            --
Year ended 11/30/1994.........    10.55        0.51          (0.89)            (0.38)         (0.49)       $ (0.02)
Year ended 11/30/1993.........     9.94        0.54           0.62              1.16          (0.54)            --
Period ended 11/30/1992*......     9.99        0.01          (0.06)            (0.05)            --             --
INVESTOR B
Six months ended 09/30/97
  (unaudited).................  $  9.62      $ 0.26         $ 0.35           $  0.61         $(0.26)            --
Year ended 03/31/1997#........     9.93        0.52          (0.20)             0.32          (0.52)            --
Period ended 03/31/1996(a)....    10.22        0.16          (0.29)            (0.13)         (0.16)            --
Year ended 11/30/1995.........     9.32        0.53           0.90              1.43          (0.53)            --
Year ended 11/30/1994.........    10.55        0.47          (0.89)            (0.42)         (0.45)       $ (0.02)
Period ended 11/30/1993*......    10.39        0.21           0.17              0.38          (0.21)            --
INVESTOR C
Six months ended 09/30/97
  (unaudited).................  $  9.62      $ 0.26         $ 0.35           $  0.61         $(0.26)            --
Year ended 03/31/1997#........     9.93        0.53          (0.20)             0.33          (0.53)            --
Period ended 03/31/1996(a)....    10.22        0.17          (0.29)            (0.12)         (0.17)            --
Year ended 11/30/1995.........     9.32        0.54           0.90              1.44          (0.54)            --
Year ended 11/30/1994.........    10.55        0.47          (0.89)            (0.42)         (0.45)       $ (0.02)
Year ended 11/30/1993.........     9.94        0.48           0.62              1.10          (0.48)            --
Period ended 11/30/1992*......     9.97        0.02          (0.04)            (0.02)         (0.01)            --


                                DISTRIBUTIONS
                                  FROM NET
                                  REALIZED      DISTRIBUTIONS
                                CAPITAL GAINS   FROM CAPITAL
                               ----------------------------------------------------------------------
NATIONS STRATEGIC FIXED INCOME
PRIMARY A
Six months ended 09/30/97
  (unaudited).................          --              --
Year ended 03/31/1997#........     $ (0.11)        $ (0.00)(b)
Period ended 03/31/1996(a)....          --              --
Year ended 11/30/1995.........          --              --
Year ended 11/30/1994.........       (0.34)             --
Year ended 11/30/1993.........       (0.01)             --
Period ended 11/30/1992*......          --              --
PRIMARY B
Six months ended 09/30/97
  (unaudited).................          --              --
Period ended 03/31/1997*#.....     $ (0.11)        $ (0.00)(b)
INVESTOR A
Six months ended 09/30/97
  (unaudited).................          --              --
Year ended 03/31/1997#........     $ (0.11)        $ (0.00)(b)
Period ended 03/31/1996(a)....          --              --
Year ended 11/30/1995.........          --              --
Year ended 11/30/1994.........       (0.34)             --
Year ended 11/30/1993.........       (0.01)             --
Period ended 11/30/1992*......          --              --
INVESTOR B
Six months ended 09/30/97
  (unaudited).................          --              --
Year ended 03/31/1997#........     $ (0.11)        $ (0.00)(b)
Period ended 03/31/1996(a)....          --              --
Year ended 11/30/1995.........          --              --
Year ended 11/30/1994.........       (0.34)             --
Period ended 11/30/1993*......       (0.01)             --
INVESTOR C
Six months ended 09/30/97
  (unaudited).................          --              --
Year ended 03/31/1997#........     $ (0.11)        $ (0.00)(b)
Period ended 03/31/1996(a)....          --              --
Year ended 11/30/1995.........          --              --
Year ended 11/30/1994.........       (0.34)             --
Year ended 11/30/1993.........       (0.01)             --
Period ended 11/30/1992*......          --              --

---------------

   * Nations Strategic Fixed Income Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on October 30, 1992, June 28, 1996, November 19, 1992, June 7, 1993 and November 16, 1992, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01.
 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                        WITHOUT
                                                                                                        WAIVERS
                                                                                                         AND/OR
                                                                                                         EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                -------------------------
                                                     RATIO OF        RATIO OF                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     NET INVESTMENT                 OPERATING         NET
  DIVIDENDS       VALUE                  END OF      EXPENSES         INCOME       PORTFOLIO    EXPENSES TO     INVESTMENT
     AND         END OF      TOTAL       PERIOD     TO AVERAGE      TO AVERAGE     TURNOVER       AVERAGE         INCOME
DISTRIBUTIONS    PERIOD     RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS       RATE       NET ASSETS      PER SHARE
--------------------------------------------------------------------------------------------------------------------------
  $ (0.29)       $9.97        6.75%   $2,022,296       0.73%+          5.92%+         273%          0.83%+        $ 0.28
    (0.69)        9.62        3.90       947,277       0.71(c)         5.98           368           0.81(c)         0.57(c)
    (0.19)        9.93       (1.04)      823,890       0.72+           5.49+          133           0.83+           0.19
    (0.59)       10.22       16.45       823,098       0.71            6.05           228           0.81            0.58
    (0.87)        9.32       (3.58)      550,697       0.68            5.43           307           0.76            0.52
    (0.57)       10.55       12.05       545,538       0.61            5.40           161           0.77            0.55
    (0.05)        9.94       (0.11)+++   581,329       0.26+           6.15+           12           0.86+           0.04
  $ (0.27)       $9.97        6.48%   $   21,583       1.23%+          5.42%+         273%          1.33%+        $ 0.26
    (0.52)        9.62        3.35        29,235       1.21(c)+        5.48+          368           1.31(c)+        0.43(c)
  $ (0.28)       $9.97        6.64%   $   13,190       0.93%+          5.72%+         273%          1.03%+        $ 0.27
    (0.67)        9.62        3.70         6,345       0.91(c)         5.78           368           1.01(c)         0.55(c)
    (0.18)        9.93       (1.11)        6,440       0.92+           5.29+          133           1.03+           0.18
    (0.57)       10.22       16.22         6,662       0.91            5.85           228           1.01            0.56
    (0.85)        9.32       (3.76)          967       0.86            5.25           307           0.94            0.50
    (0.55)       10.55       11.88         1,138       0.76            5.25           161           0.92            0.53
       --         9.94       (0.49)+++       113       0.40+           6.00+           12           1.00+           0.01
  $ (0.26)       $9.97        6.40%   $    2,042       1.43%+          5.22%+         273%          1.53%+        $ 0.25
    (0.63)        9.62        3.23         2,109       1.36(c)         5.33           368           1.46(c)         0.51(c)
    (0.16)        9.93       (1.26)        2,496       1.37+           4.84+          133           1.48+           0.16
    (0.53)       10.22       15.70         2,578       1.36            5.40           228           1.46            0.52
    (0.81)        9.32       (4.21)        2,145       1.33            4.78           307           1.41            0.46
    (0.22)       10.55        3.64         1,620       1.26+           4.75+          161           1.42+           0.21
  $ (0.26)       $9.97        6.44%   $    1,253       1.33%+          5.32%+         273%          1.43%+        $ 0.25
    (0.64)        9.62        3.38         1,068       1.21(c)         5.48           368           1.31(c)         0.52(c)
    (0.17)        9.93       (1.22)          299       1.22+           4.99+          133           1.33+           0.17
    (0.54)       10.22       15.87           227       1.21            5.55           228           1.31            0.53
    (0.81)        9.32       (4.14)           41       1.43            4.68           307           1.51            0.46
    (0.49)       10.55       11.20            65       1.36            4.65           161           1.52            0.47
    (0.01)        9.94       (0.22)+++        84       1.03+           5.40+           12           1.63+           0.02



                     SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          NET ASSET              NET REALIZED    NET INCREASE    DIVIDENDS   DISTRIBUTIONS      TOTAL     NET ASSET
                            VALUE       NET     AND UNREALIZED      IN NET        FROM NET     FROM NET       DIVIDENDS     VALUE
                          BEGINNING  INVESTMENT  GAIN/(LOSS)      ASSET VALUE    INVESTMENT    REALIZED          AND       END OF
                          OF PERIOD    INCOME   ON INVESTMENTS  FROM OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD
                          ---------------------------------------------------------------------------------------------------------
NATIONS U.S. GOVERNMENT BOND FUND
PRIMARY A
Period ended 09/30/1997*
  (unaudited)............  $ 10.19     $ 0.19       $ 0.21           $0.40         $(0.19)           --        $ (0.19)   $ 10.40
Period ended 05/16/97*...    10.53       0.41         0.17            0.58          (0.41)      $ (0.51)         (0.92)     10.19
Year ended 08/31/96*.....    11.20       0.61        (0.22)           0.39          (0.61)        (0.45)         (1.06)     10.53
Period ended
  08/31/1995*............    10.00       0.56         1.20            1.76          (0.56)           --          (0.56)     11.20
INVESTOR A
Period ended 09/30/1997*
  (unaudited)............  $ 10.20     $ 0.19       $ 0.19           $0.38         $(0.18)           --        $ (0.18)   $ 10.40
Period ended 05/16/97*...    10.54       0.39         0.17            0.56          (0.39)      $ (0.51)         (0.90)     10.20
Year ended 08/31/96*.....    11.19       0.59        (0.20)           0.39          (0.59)        (0.45)         (1.04)     10.54
Period ended
  08/31/1995*............    10.48       0.37         0.71            1.08          (0.37)           --          (0.37)     11.19
INVESTOR B
Period ended 09/30/1997*
  (unaudited)............  $ 10.19     $ 0.17       $ 0.21           $0.38         $(0.17)           --        $ (0.17)   $ 10.40
Period ended 05/16/97*...    10.52       0.34         0.18            0.52          (0.34)      $ (0.51)         (0.85)     10.19
Year ended 08/31/96*.....    11.19       0.51        (0.22)           0.29          (0.51)        (0.45)         (0.96)     10.52
Period ended
  08/31/1995*............    10.05       0.46         1.14            1.60          (0.46)           --          (0.46)     11.19
INVESTOR C
Period ended 09/30/1997**
  (unaudited)............  $ 10.41     $ 0.08       $ 0.00           $0.08         $(0.09)           --        $ (0.09)   $ 10.40

---------------

   * Nations U.S. Government Bond Fund's Primary A, Investor A and Investor B Shares commenced operations on May 16, 1997. The financial information for the fiscal periods through May 16, 1997 are based on the financial information for the Pilot
     U.S. Government Securities Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary
     A Shares, Investor A Shares and Investor B Shares, respectively, as of the close of business on May 16, 1997.
  ** Nations U.S. Government Bond Fund's Investor C Shares commenced operations on September 19, 1997.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               WITHOUT WAIVERS AND/OR
                                                                               EXPENSE REIMBURSEMENTS
                                                                             --------------------------
                             RATIO OF          RATIO OF                       RATIO OF
             NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING         NET
               END OF       EXPENSES TO         INCOME          PORTFOLIO    EXPENSES TO     INVESTMENT
 TOTAL         PERIOD         AVERAGE         TO AVERAGE        TURNOVER       AVERAGE         INCOME
RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS          RATE       NET ASSETS      PER SHARE
-------------------------------------------------------------------------------------------------------
   6.02%      $146,078          0.60%+            5.36%+           81%           0.84%+        $ 0.18
   5.62        148,082          0.62+             5.60+            58            0.77+             --
   3.46        145,066          0.65              5.61             87            0.82              --
  18.03        137,261          0.62+             6.45+           132            0.87+             --
   5.79%      $  1,118          0.85%+            5.11%+           81%           1.09%+        $ 0.18
   5.44            734          0.87+             5.35+            58            1.07+             --
   3.44            632          0.85              5.44             87            1.07              --
  10.41             87          0.82+             5.76+           132            1.12+             --
   5.62%      $      5          1.40%+            4.56%+           81%           1.64%+        $ 0.16
   4.99          1,529          1.62+             4.60+            58            1.77+             --
   2.43          1,237          1.65              4.60             87            1.82              --
  16.19            146          1.62+             5.19+           132            1.87+             --
   0.17%      $  1,497          1.25%+            4.71%+           81%           1.49%+        $ 0.07


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                      DISTRIBUTIONS
                 NET ASSET               NET REALIZED    NET INCREASE/    DIVIDENDS     IN EXCESS    DISTRIBUTIONS      TOTAL
                   VALUE       NET      AND UNREALIZED   (DECREASE) IN     FROM NET      OF NET        FROM NET       DIVIDENDS
                 BEGINNING  INVESTMENT   GAIN/(LOSS)    NET ASSET VALUE   INVESTMENT   INVESTMENT      REALIZED          AND
                 OF PERIOD    INCOME    ON INVESTMENTS  FROM OPERATIONS     INCOME       INCOME      CAPITAL GAINS  DISTRIBUTIONS
                 ----------------------------------------------------------------------------------------------------------------
NATIONS DIVERSIFIED INCOME FUND
PRIMARY A
Six months ended
  09/30/97
  (unaudited)...  $ 10.11     $ 0.32        $ 0.31           $ 0.63         $(0.32)           --             --        $ (0.32)
Year ended
  03/31/1997#...    10.42       0.69         (0.18)            0.51          (0.69)           --        $ (0.13)         (0.82)
Period ended
03/31/1996(b)...    10.82       0.23         (0.40)           (0.17)         (0.23)           --             --          (0.23)
Year ended
  11/30/1995....     9.67       0.73          1.15             1.88          (0.73)           --             --          (0.73)
Year ended
  11/30/1994#...    10.88       0.74         (1.06)           (0.32)         (0.74)      $ (0.00)(a)      (0.15)         (0.89)
Year ended
  11/30/1993#...     9.97       0.78          0.91             1.69          (0.78)           --             --          (0.78)
Period ended
  11/30/1992*...    10.00       0.06         (0.03)            0.03          (0.06)           --             --          (0.06)
PRIMARY B
Six months ended
  09/30/97
  (unaudited)...  $ 10.11     $ 0.29        $ 0.32           $ 0.61         $(0.30)           --             --        $ (0.30)
Period ended
 03/31/1997*#...    10.28       0.47         (0.04)            0.43          (0.47)           --        $ (0.13)         (0.60)
INVESTOR A
Six months ended
  09/30/97
  (unaudited)...  $ 10.11     $ 0.31        $ 0.31           $ 0.62         $(0.31)           --             --        $ (0.31)
Year ended
  03/31/1997#...    10.42       0.66         (0.18)            0.48          (0.66)           --        $ (0.13)         (0.79)
Period ended
03/31/1996(b)...    10.82       0.22         (0.40)           (0.18)         (0.22)           --             --          (0.22)
Year ended
  11/30/1995....     9.67       0.71          1.15             1.86          (0.71)           --             --          (0.71)
Year ended
  11/30/1994#...    10.88       0.72         (1.06)           (0.34)         (0.72)      $ (0.00)(a)      (0.15)         (0.87)
Year ended
  11/30/1993#...     9.96       0.76          0.92             1.68          (0.76)           --             --          (0.76)
Period ended
 11/30/1992*....    10.02       0.01         (0.06)           (0.05)         (0.01)           --             --          (0.01)
INVESTOR B
Six months ended
  09/30/97
  (unaudited)...  $ 10.11     $ 0.28        $ 0.31           $ 0.59         $(0.28)           --             --        $ (0.28)
Year ended
  03/31/1997#...    10.42       0.61         (0.18)            0.43          (0.61)           --        $ (0.13)         (0.74)
Period ended
03/31/1996(b)...    10.82       0.21         (0.40)           (0.19)         (0.21)           --             --          (0.21)
Year ended
  11/30/1995....     9.67       0.66          1.15             1.81          (0.66)           --             --          (0.66)
Year ended
  11/30/1994#...    10.88       0.67         (1.06)           (0.39)         (0.67)      $ (0.00)(a)      (0.15)         (0.82)
Period ended
 11/30/1993*#...    10.59       0.30          0.29             0.59          (0.30)           --             --          (0.30)
INVESTOR C
Six months ended
  09/30/97
  (unaudited)...  $ 10.11     $ 0.29        $ 0.31           $ 0.60         $(0.29)           --             --        $ (0.29)
Year ended
  03/31/1997#...    10.42       0.63         (0.18)            0.45          (0.63)           --        $ (0.13)         (0.76)
Period ended
03/31/1996(b)...    10.82       0.21         (0.40)           (0.19)         (0.21)           --             --          (0.21)
Year ended
  11/30/1995....     9.67       0.66          1.15             1.81          (0.66)           --             --          (0.66)
Year ended
  11/30/1994#...    10.88       0.67         (1.06)           (0.39)         (0.67)      $ (0.00)(a)      (0.15)         (0.82)
Year ended
  11/30/1993#...     9.96       0.70          0.92             1.62          (0.70)           --             --          (0.70)
Period ended
 11/30/1992*....     9.93       0.03          0.02             0.05          (0.02)           --             --          (0.02)

---------------

   * Nations Diversified Income Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on October 30, 1992, June 28, 1996, November 25, 1992, June 7, 1993 and November 9, 1992, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                           WITHOUT WAIVERS AND/OR
                                                                                           EXPENSE REIMBURSEMENTS
                                                                                         --------------------------
                                           RATIO OF        RATIO OF                       RATIO OF
NET ASSET                  NET ASSETS      OPERATING    NET INVESTMENT                    OPERATING         NET
  VALUE                      END OF       EXPENSES TO       INCOME         PORTFOLIO     EXPENSES TO     INVESTMENT
 END OF        TOTAL         PERIOD         AVERAGE       TO AVERAGE       TURNOVER      AVERAGE NET       INCOME
 PERIOD       RETURN++     (IN 000'S)     NET ASSETS      NET ASSETS         RATE          ASSETS        PER SHARE
-------------------------------------------------------------------------------------------------------------------
 $ 10.42         6.33%      $212,876          0.78%+(c)      6.25%+            114%          0.88%+(c)     $ 0.32(c)
   10.11         4.97        152,070          0.75           6.73              278           0.85            0.67
   10.42        (1.59)        65,081          0.77+          6.49+              69           0.87+           0.23
   10.82        20.11         64,800          0.80           7.03               96           0.93            0.72
    9.67        (3.05)        22,298          0.74           7.31              144           0.95            0.72
   10.88        17.40         28,553          0.55           7.02               86           0.95            0.70
    9.97         0.32+++      23,962          0.25+          7.76+              46           0.85+           0.05
 $ 10.42         6.10%      $    243          1.28%+(c)      5.75%+            114%          1.38%+(c)     $ 0.29(c)
   10.11         4.22             41          1.25+          6.23+             278           1.35+           0.47
 $ 10.42         6.20%      $ 11,477          1.03%+(c)      6.00%+            114%          1.13%+(c)     $ 0.31(c)
   10.11         4.71         11,662          1.00           6.48              278           1.10            0.66
   10.42        (1.67)        13,332          1.02+          6.24+              69           1.12+           0.22
   10.82        19.82         13,150          1.05           6.78               96           1.18            0.70
    9.67        (3.26)        10,819          0.96           7.09              144           1.17            0.70
   10.88        17.32         13,291          0.70           6.87               86           1.10            0.70
    9.96        (0.49)+++         18          0.40+          7.61+              46           1.00+           0.01
 $ 10.42         5.92%      $ 66,512          1.57%+(c)      5.46%+            114%          1.67%+(c)     $ 0.28(c)
   10.11         4.18         70,631          1.50           5.98              278           1.60            0.61
   10.42        (1.83)        84,692          1.52+          5.74+              69           1.62+           0.21
   10.82        19.22         90,887          1.55           6.28               96           1.68            0.65
    9.67        (3.77)        55,058          1.49           6.56              144           1.70            0.65
   10.88         5.58         24,630          1.30+          6.27+              86           1.70+*          0.27
 $ 10.42         6.01%      $  2,653          1.39%+(c)      5.64%+            114%          1.49%+(c)     $ 0.29(c)
   10.11         4.44          3,343          1.25           6.23              278           1.35            0.63
   10.42        (1.77)         3,454          1.33+          5.93+              69           1.43+           0.21
   10.82        19.22          3,582          1.55           6.28               96           1.68            0.65
    9.67        (3.77)         2,636          1.49           6.56              144           1.70            0.65
   10.88        16.65          3,633          1.30           6.27               86           1.70            0.64
    9.96         0.54+++         149          1.00+          7.01+              46           1.60+           0.03


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                           NET ASSET                 NET REALIZED     NET INCREASE     DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE        NET       AND UNREALIZED       IN NET         FROM NET    IN EXCESS OF      FROM NET
                           BEGINNING   INVESTMENT    GAIN/(LOSS)       ASSET VALUE     INVESTMENT   NET REALIZED      REALIZED
                           OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME     CAPITAL GAINS   CAPITAL GAINS
                           ------------------------------------------------------------------------------------------------------
NATIONS GLOBAL GOVERNMENT INCOME FUND
PRIMARY A SHARES
Six months ended
  09/30/1997
  (unaudited).............  $  9.79      $ 0.19         $ 0.09            $0.28          $(0.19)            --         $ (0.03)
Year ended 03/31/1997#....    10.07        0.47          (0.03)            0.44           (0.46)       $ (0.10)          (0.16)
Period ended
  03/31/1996**............    10.00        0.39           0.11             0.50           (0.37)         (0.02)          (0.04)
PRIMARY B SHARES
Six months ended
  09/30/1997
  (unaudited).............  $  9.79      $ 0.20         $ 0.09            $0.29          $(0.20)            --         $ (0.03)
Period ended 03/31/1997**
  #.......................    10.13        0.43          (0.22)            0.21           (0.32)       $ (0.07)          (0.16)
INVESTOR A SHARES
Six months ended
  09/30/1997
  (unaudited).............  $  9.79      $ 0.18         $ 0.09            $0.27          $(0.18)            --         $ (0.03)
Year ended 03/31/1997#....    10.07        0.44          (0.02)            0.42           (0.45)       $ (0.09)          (0.16)
Period ended
  03/31/1996**............    10.00        0.37           0.11             0.48           (0.35)         (0.02)          (0.04)
INVESTOR B SHARES
Six months ended
  09/30/1997
  (unaudited).............  $  9.79      $ 0.15         $ 0.09            $0.23          $(0.15)            --         $ (0.02)
Year ended 03/31/1997#....    10.07        0.36          (0.02)            0.34           (0.38)       $ (0.08)          (0.16)
Period ended
  03/31/1996**............    10.00        0.32           0.11             0.43           (0.30)         (0.02)          (0.04)
INVESTOR C SHARES
Six months ended
  09/30/1997
  (unaudited).............  $  9.79      $ 0.16         $ 0.09            $0.25          $(0.16)            --         $ (0.03)
Year ended 03/31/1997#....    10.07        0.42          (0.03)            0.39           (0.42)       $ (0.09)          (0.16)
Period ended
  03/31/1996**............    10.00        0.33           0.11             0.44           (0.31)         (0.02)          (0.04)

---------------

  ** Nations Global Government Income Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on
     June 30, 1995. Nations Global Government Income Fund's Primary B Shares commenced operations on June 28, 1996.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  RATIO OF          RATIO OF
    TOTAL         NET ASSET                   NET ASSETS      OPERATING      NET INVESTMENT
  DIVIDENDS         VALUE                       END OF       EXPENSES TO       INCOME TO        PORTFOLIO
     AND            END OF        TOTAL         PERIOD         AVERAGE          AVERAGE         TURNOVER
DISTRIBUTIONS       PERIOD       RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE
--------------------------------------------------------------------------------------------------------
   $ (0.22)         $ 9.85         2.91%       $ 27,526          1.35%+           3.94%+            57%
     (0.72)           9.79         4.25          28,130          1.26             4.60             100
     (0.43)          10.07         5.03          24,753          1.32+            5.17+            213
   $ (0.23)         $ 9.85         2.99%       $     --          1.85%+           3.44%+            57%
     (0.55)           9.79         1.93               5          1.76+            4.10+            100
   $ (0.21)         $ 9.85         2.78%       $ 15,104          1.60%+           3.69%+            57%
     (0.70)           9.79         3.99          15,104          1.51             4.35             100
     (0.41)          10.07         4.84          14,898          1.57+            4.92+            213
   $ (0.17)         $ 9.85         2.42%       $    163          2.30%+           2.99%+            57%
     (0.62)           9.79         3.22             193          2.26             3.60             100
     (0.36)          10.07         4.27             193          2.32+            4.17+            213
   $ (0.19)         $ 9.85         2.59%       $      9          1.97%+           3.32%+            57%
     (0.67)           9.79         3.73               9          1.76             4.10             100
     (0.37)          10.07         4.40               9          2.16+            4.33+            213

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS                                     (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Nations Portfolios") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of the date of this report, the Trust offers thirty-three separate portfolios, the Company offers eight separate portfolios and Nations Portfolios offers three separate portfolios. Information presented in these financial statements pertains only to: Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Strategic Fixed Income Fund, Nations U.S. Government Bond Fund, Nations Diversified Income Fund and Nations Global Government Income Fund (each, a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust, the Company and Nations Portfolios are presented under separate cover. The Funds currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities are valued using broker quotations or prices provided by a pricing service. Certain securities are valued using broker quotations that are based on a matrix pricing system which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Certain securities may be valued by one or more principal market makers. The valuation of international securities which are traded on foreign exchanges are provided by an independent pricing service approved by the Board of Trustees or the Board of Directors of each Fund. Securities for which market quotations are not readily available are valued by the investment adviser under the supervision of the Board of Trustees or the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions, including joint repurchase agreement transactions in which the Funds, along with other registered investment companies advised by NationsBanc Advisers, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank") invest their aggregate cash balances. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral securities must be at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless expressly permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with its investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees and the Board of Directors, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Dollar Roll Transactions: Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. Dollar roll transactions consist of the sale by the Fund of mortgage-backed or other asset-backed securities, with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The Funds are paid a fee as consideration for entering into a commitment to purchase the securities. This fee accrues as income over the duration of the dollar roll contract. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

may be worth less than the security that the Fund originally held, and the return earned by the Fund in addition to the proceeds of a dollar roll sale may not exceed transaction costs.

Foreign Currency: The books and records of Nations Global Government Income Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Transactions: Generally, Nations Global Government Income Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment adviser or investment sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency, however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated repayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The fair market value of these securities is unusually volatile in response to changes in interest rates.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: It is the policy of each Fund to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable. Nations Global Government Income Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Nations Global Government Income Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Expenses: General expenses of the Trust, the Company or Nations Portfolios are allocated to the relevant Funds based upon their relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

Each of the Trust, the Company and Nations Portfolios has, on behalf of the Funds, entered into an investment advisory agreement (the "Investment Advisory Agreements") with NBAI, pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee, calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                                                         ANNUAL RATE
                                                                                         ----------
    Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations
      Strategic Fixed Income Fund, Nations U.S. Government Bond Fund and Nations
      Diversified Income Fund..........................................................     0.60%
    Nations Global Government Income Fund..............................................     0.70%

                                                          FEES ON ASSETS      FEES ON ASSETS      FEES ON ASSETS
                                                              UP TO            BETWEEN $100         EXCEEDING
                                                           $100 MILLION      AND $250 MILLION      $250 MILLION
                                                          ------------------------------------------------------
    Nations Government Securities Fund..................       0.65%               0.55%               0.50%

Each of the Trust, the Company and Nations Portfolios has, on behalf of its Funds, except for Nations U.S. Government Bond Fund, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of these Sub-Advisory Agreements, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the annual rate of 0.15% of each Fund's average daily net assets.

Boatmen's Capital Management, Inc. ("Boatmen's"), an indirect subsidiary of NationsBank Corporation, serves as investment sub-adviser to Nations U.S. Government Bond Fund. For services provided pursuant to the sub-advisory agreement, NBAI will pay Boatmen's a sub-advisory fee at the annual rate of 0.15% of the average daily net assets of Nations U.S. Government Bond Fund.

Nations Portfolios has, on behalf of its Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with NBAI and Gartmore Global Partners ("Gartmore"). Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly-owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), which is a United Kingdom ("U.K.") holding company for a leading U.K. based international fund management group of companies. National Westminster Bank plc and its affiliated entities own 100% of the equity of Gartmore plc. For services provided pursuant to the sub-advisory agreement, NBAI will pay Gartmore a sub-advisory fee at the annual rate of 0.54% of the average daily net assets of Nations Global Government Income Fund.

Stephens Inc. ("Stephens") serves as the administrator of the Trust, the Company, and Nations Portfolios pursuant to separate administration agreements (the "Administration Agreements"). First Data Investor Services Group, Inc. ("First

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust, the Company and Nations Portfolios pursuant to co-administration agreements (the "Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Trust's, the Company's and Nations Portfolios' Funds. NationsBank serves as the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1997, Stephens earned $781,678 from the Funds for its administration services, of which $134,431 was paid to NationsBank for its services as sub-administrator.

The investment adviser, sub-adviser and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1997, the investment adviser voluntarily waived fees as follows:

                                                                                         FEES WAIVED
                                                                                         BY ADVISER
                                                                                         ----------
    Nations Short-Term Income Fund.....................................................   $ 383,393
    Nations Short-Intermediate Government Fund.........................................     612,820
    Nations Government Securities Fund.................................................      77,897
    Nations Strategic Fixed Income Fund................................................     636,049
    Nations U.S. Government Bond Fund..................................................     135,377
    Nations Diversified Income Fund....................................................     134,045

NationsBank of Texas, N.A.("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") acts as Custodian of the Trust's, the Company's and Nations Portfolio's assets and, for the six months ended September 30, 1997, earned $128,040 for providing such services. BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian for the Funds. The Trust and the Company accrue a credit on daily cash balances held at BONY. The earnings credit is applied to the monthly custody fee. For the six months ended September 30, 1997, the earnings credit was $10,063.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1997, earned approximately $18,040 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1997, the Funds were informed that the distributor received $206,769 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Gartmore, Stephens, First Data, or any affiliate thereof, receives any compensation from the Trust, the Company or Nations Portfolios for serving as a trustee, director or officer of the Trust, the Company or Nations Portfolios. The Trust, the Company and Nations Portfolios pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust, the Company and Nations Portfolios also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's, the Company's and Nations Portfolio's eligible Trustees or Directors, respectively, may participate in a non-qualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of the Company. The expense for the deferred compensation and retirement plan is included in "Trustees/Directors fees and expenses" in the Statements of Operations.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust, the Company and Nations Portfolios each have adopted shareholder administration plans (each an "Administration Plan") for Primary B Shares of each Fund; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor B Shares and Investor C Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor B Shares and Investor C Shares of each Fund (collectively, the "Plans"). The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor A Shares of Nations Short-Term Income Fund. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares or Investor C Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the distributor. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares, respectively.

For the six months ended September 30, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the plans were as follows:

                                             PRIMARY B                    INVESTOR B    INVESTOR B    INVESTOR C    INVESTOR C
                                           ADMINISTRATION   INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                  FUND                          PLAN           PLAN         PLAN*          PLAN         PLAN*          PLAN
------------------------------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund...........       0.35%          0.20%         0.10%         0.25%         0.10%         0.25%
Nations Short-Intermediate Government
  Fund...................................       0.35%          0.20%         0.42%         0.25%         0.34%         0.25%
Nations Government Securities Fund.......       0.50%          0.25%         0.45%         0.25%         0.36%         0.25%
Nations Strategic Fixed Income Fund......       0.50%          0.20%         0.45%         0.25%         0.35%         0.25%
Nations U.S. Government Bond Fund........       0.50%          0.25%         0.55%         0.25%         0.40%         0.25%
Nations Diversified Income Fund..........       0.50%          0.25%         0.54%         0.25%         0.36%         0.25%
Nations Global Government Income Fund....       0.50%          0.25%         0.70%         0.25%         0.37%         0.25%

---------------
* The Investor B Distribution Plan and Investor C Distribution Plan rates changed effective August 1, 1997.

In addition, a shareholder servicing plan has been adopted for the Investor A Shares of the Nations Short-Term Income Fund. For the six months ended September 30, 1997, no fees were incurred by the Fund pursuant to the plan.

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the six months ended September 30, 1997 were as follows:

                                                                         PURCHASES          SALES
                                                                        -----------------------------
    Nations Short-Term Income Fund....................................  $ 67,520,960     $ 60,767,714
    Nations Short-Intermediate Government Fund........................            --          530,236
    Nations Strategic Fixed Income Fund...............................   836,657,301      553,393,994
    Nations Diversified Income Fund...................................    38,591,557       14,749,420
    Nations Global Government Income Fund.............................    16,521,842       15,852,618

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1997 were as follows:

                                                                       PURCHASES            SALES
                                                                     ---------------------------------
    Nations Short-Term Income Fund.................................  $   25,360,742     $   34,073,150
    Nations Short-Intermediate Government Fund.....................   2,508,133,775      2,355,914,656
    Nations Government Securities Fund.............................     349,835,741        355,527,448
    Nations Strategic Fixed Income Fund............................   2,273,574,891      2,991,276,359
    Nations U.S. Government Bond Fund..............................      98,961,586        103,246,430
    Nations Diversified Income Fund................................     302,684,353        281,023,622
    Nations Global Government Income Fund..........................       7,264,774          8,727,254

At September 30, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                            TAX BASIS        TAX BASIS
                                                                            UNREALIZED       UNREALIZED
                                                                           APPRECIATION     DEPRECIATION
                                                                           ----------------------------
    Nations Short-Term Income Fund.......................................  $  2,092,873      $   843,150
    Nations Short-Intermediate Government Fund...........................     4,244,662          427,823
    Nations Government Securities Fund...................................     1,492,674           99,283
    Nations Strategic Fixed Income Fund..................................    26,415,615        1,904,030
    Nations U.S. Government Bond Fund....................................     2,195,021          106,978
    Nations Diversified Income Fund......................................     4,460,453          500,065
    Nations Global Government Income Fund................................       558,487        1,592,132

5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK.

As of September 30, 1997, an unlimited number of shares without par value were authorized for the Trust, 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company and 150,000,000,000 shares of $.001 par value capital stock were authorized for Nations Portfolios. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. All such costs for Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund and Nations U.S. Government Bond Fund have been fully amortized.

7.  FOREIGN SECURITIES.

Nations Global Government Income Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-valuation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

8.  LINE OF CREDIT.

The Trust, the Company and Nations Portfolios participate in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the agreement) to aggregate amount of indebtedness pursuant to the agreement.

At September 30, 1997, there were no loans outstanding under this Agreement. Borrowings for the six months ended September 30, 1997 by the Funds under each agreement are disclosed below:

                                                                                                  INTEREST
                                            MAXIMUM       AVERAGE                   AVERAGE         RATE
                                            AMOUNT        AMOUNT       AVERAGE       DEBT       ------------    INTEREST
                  FUND                    OUTSTANDING   OUTSTANDING     SHARES     PER SHARE    HIGH    LOW     EXPENSE
------------------------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund..........   $ 100,000       $ 546      28,421,067     $0.00(a)   6.02%   6.02%     $ 17

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended September 30, 1997.

9.  LENDING OF PORTFOLIO SECURITIES.

Under an agreement with BONY, dated July 23, 1997, the Funds have the ability to lend their securities to approved brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash, in an amount at least equal to 102% of the market value of the securities on loan. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral.

At September 30, 1997, the following Funds had securities on loan:

                                   FUND                                     MARKET VALUE     % OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Nations Short-Intermediate Government Fund................................  $ 63,113,570           9.87%
Nations Government Securities Fund........................................    34,091,313           23.73
Nations Strategic Fixed Income Fund.......................................    93,859,234            4.56
Nations Global Government Income Fund.....................................     4,891,581           11.43

10.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1997, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                FUND                     2001            2002           2003           2004            2005
---------------------------------------------------------------------------------------------------------------
Nations Short-Term Income Fund......           --    $  6,266,621    $   650,652             --    $     12,596
Nations Short-Intermediate
  Government Fund...................  $   742,400      14,325,900             --             --       6,939,350
Nations Government Securities
  Fund..............................           --       2,565,227      6,633,456             --       2,302,378
Nations Strategic Fixed Income
  Fund..............................    1,218,818              --      1,054,686    $ 1,368,677      18,774,009
Nations Diversified Income Fund.....           --              --             --             --       3,351,263

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 1997, the following Funds have elected to defer losses occurring between November 1, 1996 and March 31, 1997 under these rules:

                                                         POST-OCTOBER CAPITAL
                                                     -----------------------------
                                                                        LONG TERM
                                                       SHORT TERM      (GAIN)/LOSS
              FUND                                    LOSS DEFERRAL      DEFERRAL
----------------------------------------------------------------------------------
Nations Short-Intermediate Government Fund.........   $ 3,013,169       $(177,210)
Nations Government Securities Fund.................     1,327,435         203,060
Nations Diversified Income Fund....................       361,140         (23,167)

                                                                  POST-OCTOBER
                                                                    CURRENCY
                                                                      LOSS
              FUND                                                  DEFERRAL
------------------------------------------------------------------------------
Nations Global Government Income Fund...........................    $ 50,744

11.  REORGANIZATIONS.

On August 22, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Nations Common Trust Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, the total net assets of each Acquiring Fund after the acquisition and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                                         VALUE OF                                        TOTAL NET
                                                            SHARES        SHARES       TOTAL NET       TOTAL NET         ASSETS OF
                                                          ISSUED BY     ISSUED BY      ASSETS OF       ASSETS OF         ACQUIRING
     ACQUIRING              ACQUIRED        ACQUISITION   ACQUIRING     ACQUIRING       ACQUIRED       ACQUIRING         FUND AFTER
        FUND                  FUND             DATE          FUND          FUND           FUND            FUND          ACQUISITION
----- ------------------------------------------------------------------------------------------------------------------------------
Nations Short-Term    Nations Common Trust
  Income Fund           Short-Term Income     08/22/97    28,299,082   $275,916,054   $275,916,054   $  201,134,137   $  477,050,191
                        Fund
Nations Government    Nations Common Trust
  Securities Fund       Mortgage Backed       08/22/97     4,714,190     45,209,085     45,209,085      100,213,066      145,422,151
                        Securities Fund
Nations Strategic     Nations Common Trust
  Fixed Income Fund     Strategic Fixed       08/22/97    99,909,128    987,102,187    987,102,187    1,095,669,960    2,107,231,236
                        Income Fund
Nations Strategic     Nations Common Trust
  Fixed Income Fund     Bank South Fixed      08/22/97     2,475,616     24,459,089     24,459,089    1,095,669,960    2,107,231,236
                        Income Fund

                           ACQUIRED
                             FUND
 ACQUIRING                 UNREALIZED
   FUND                   APPRECIATION
 -------------------------------------
Nations Short-Term
  Income Fund              $  168,997

Nations Government
  Securities Fund             (31,371)

Nations Strategic
  Fixed Income Fund         4,084,790

Nations Strategic
  Fixed Income Fund           145,289


NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

On May 16, 1997 and on May 23, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, the total net assets of each Acquiring Fund after the acquisition and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                                           VALUE OF                                     TOTAL NET
                                                              SHARES        SHARES       TOTAL NET      TOTAL NET       ASSETS OF
                                                            ISSUED BY     ISSUED BY      ASSETS OF      ASSETS OF       ACQUIRING
      ACQUIRING              ACQUIRED         ACQUISITION   ACQUIRING     ACQUIRING       ACQUIRED      ACQUIRING       FUND AFTER
        FUND                   FUND              DATE          FUND          FUND           FUND           FUND        ACQUISITION
   ------------------------------------------------------------------------------------------------------------------------------
Nations Short-         Pilot Intermediate
  Intermediate           U.S. Government
  Government Fund        Securities Fund        05/16/97    57,615,801   $232,196,393   $232,196,393   $448,240,118   $  680,436,512
Nations Strategic      Pilot Diversified
  Fixed Income Fund      Bond Fund              05/16/97     9,988,629     97,180,071     97,180,071    976,332,670    1,073,512,741
Nations U.S.           Pilot U.S. Government
  Government Bond        Securities Fund
  Fund                                          05/23/97    14,750,066    150,058,265    150,058,265             --      150,058,265


                           ACQUIRED
                            FUND
  ACQUIRING               UNREALIZED
     FUND                APPRECIATION
  ---------              ------------
Nations Short-
  Intermediate
  Government Fund      $ (2,072,892)
Nations Strategic
  Fixed Income Fund         378,365
Nations U.S.
  Government Bond
  Fund                     (234,247)


12.  SUBSEQUENT EVENT.

Effective October 1, 1997, Patrick Frith replaces Brad Pope as Portfolio Manager of Nations Short-Term Income Fund.

                          [GRAPHIC DEPICTING BASKETS]

                                                           --------------------
 NATIONS                                                         BULK RATE
   FUNDS                                                       U.S. POSTAGE
                                                                    PAID
P.O. Box 32602                                                 N READING, MA
Charlotte, NC 28234-4602                                         PERMIT NO.
Toll Free 1-800-982-2271                                            105
                                                           --------------------





SAR3 97495 9/97